March 5, 1997


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re:  Calvert Municipal Fund, Inc.
               File Numbers 811-6525 and 33-44968

Ladies and Gentlemen:

     Pursuant to Rule 30b2-1 of the Investment Company Act of 1940, attached is the Annual Report to Shareholders for the year ended December 31, 1996, for the above-referenced Registrant.


Sincerely,




Nana Juarbe
Administrative Assistant

Calvert Municipal Intermediate Funds

Dear Investor:
     Investors' changing outlook for the Federal Reserve's monetary policy caused above-average volatility in the financial markets. In general, bond yields trended higher during the first half of the year in anticipation of a Fed tightening and then retraced a bit during the second half when Gross Domestic Product and other indications of pricing pressures appeared benign.
     Most bond investments managed to generate positive returns, but yields covered a good bit of ground during the course of the year. The benchmark 30-year Treasury bond fluctuated within a fairly wide band of about 125 basis points but closed 1996 just 60 basis points above its year-ago level. Stocks posted very strong returns, for the second consecutive year. The Standard & Poor's 500 Stock Index rose about 23%.
     Municipal securities outperformed taxables, as the market recovered from fears that the introduction of a flat-tax system would eliminate municipal securities' tax advantage. The average intermediate-term municipal fund rose 3.74% for the year (without adjusting for the tax-advantage), compared to an increase of 2.87% for the average taxable intermediate-term government fund.


Fund Performance and Strategy Review
     Each of the Calvert state-specific municipal funds performed in-line with their benchmarks for the one-year period covered by this report. The National Municipal Intermediate Fund generated a one-year return about 60 basis points above an average of similar funds. This was due mainly to the Fund's considerable position in non-callable municipal bonds, which held their value better than callable securities in this volatile interest rate environment. We attempted to use this defensive strategy for the state-specific funds as well, but these securities are not as widely available on a state-by-state basis and so our positions were smaller.


                            Municipal Rates
                         (Graph appears here)
          Graph shows municipal rates for 1, 7 and 20 year
            AA General Obligations between 12/95 and 12/96


     For all of the intermediate funds, we kept maturities relatively constant and in-line with those of their peer group averages for most of the year. We lengthened maturity a bit in the second half in anticipation of falling market rates. Prices of longer-term securities rise in response to a decline in rates. Rates did in fact trend lower toward the end of the year; thus, the Calvert Funds' six month returns tended to be above the returns on an average of similar funds.


Investment Performance

                                                            Six       Twelve
Periods Ended 12/31/96                                     Months     Months

Natinoal Municipal Intermediate                             4.35%     4.32%
  Lipper Int. Muni. Funds Avg.                              3.92%     3.70%
California Municipal Intermediate                           4.12%     4.04%
  Lipper CA Int. Muni Funds Avg.                            3.98%     4.05%
Florida Municipal Intermediate                              3.64%     3.53%
  Lipper FL Int. Muni. Funds Avg.                           3.61%     3.15%
Arizona Municipal Intermediate                              3.38%     3.17%
Maryland Municipal Intermediate                             3.95%     3.96%
Michigan Municipal Intermediate                             4.09%     4.19%
  Lipper Other States Int. Muni. Funds Avg.                 3.80%     3.33%
New York Municipal Intermediate                             4.08%     3.79%
  Lipper NY Int. Muni. Funds Avg.                           3.94%     3.60%
Pennsylvania Municipal Intemediate                          4.01%     3.92%
  Lipper PA Int. Muni. Funds Avg.                           3.91%     3.78%
Virginia Municipal Intermediate                             3.84%     3.82%
  Lipper VA Int. Muni Funds Avg.                            3.79%     3.14%

Investment performance is for Class A shares and does not reflect the deduction of any front-end sales charges.



Outlook
     Yields will likely continue to fluctuate during the first quarter of 1997, but we don't expect to see a clear trend in place until after the next Federal Reserve Open Market Committee meeting. The Fed might then adopt a bias toward a tighter monetary policy, and rates might move a bit higher, but we are not anticipating a steep increase. Our strategy is to keep the Funds at or near their current maturity range until the interim volatility subsides and we can better assess the direction of rates.

Sincerely,




David Rochat
Senior Vice President
January 21, 1997




                                   Ratings Breakdown

                              National Intermediate Portfolio
                                   (Graph appears here)

               AAA/Aaa        AA/Aa     A/A       BBB/Baa        NR
                 40%           14%      7%          15%          24%


                              California Intermediate Portfolio
                                   (Graph appears here)

AAA/Aaa        AA/Aa          A/A        BBB/Baa      Cash Equivalents     NR
  52%           10%           14%         8%                2%             14%


                              Maryland Intermediate Portfolio
                                   (Graph appears here)

                    AAA/Aaa        AA/Aa          A/A            NR
                      37%           32%           2%             29%


                              Arizona Intermediate Portfolio
                                   (Graph appears here)

                              AAA/Aaa        AA/Aa          BBB/Baa
                                76%           20%             4%


                              Florida Intermediate Portfolio
                                   (Graph appears here)

                    AAA/Aaa        AA/Aa          BBB/Baa          NR
                      70%           13%             9%             8%


                              New York Intermediate Portfolio
                                   (Graph appears here)

               AAA/Aaa        AA/Aa     A/A       BBB/Baa        NR
                 29%           22%      10%         29%          10%


                              Pennsylvania Intermediate Portfolio
                                   (Graph appears here)

AAA/Aaa        AA/Aa          A/A        BBB/Baa      Cash Equivalents     NR
  42%           22%           11%         16%                6%            3%


                              Virginia Intermediate Portfolio
                                 (Graph appears here)

                    AAA/Aaa        AA/Aa          BBB/Baa          NR
                      28%           60%             2%             10%


     NR: Obligation is not rated by a commercial rating service, such as Moody's Investors Services, Inc., or Standard & Poor's Corporation; obligation has been determined to be of approriate quality for the Portfolio by Calvert Asset Management Company, Inc., the Investment Advisor.





                         Portfolio Statistics

                      Weighted Average Maturity

                                                    6/30/96   12/31/96

    National Intermediate Portfolio                10 years   10 years
    Arizona Intermediate Portfolio                  6 years    8 years
    California Intermediate Portfolio               9 years    9 years
    Florida Intermediate Portfolio                  8 years    9 years
    Maryland Intermediate Portfolio                 9 years    8 years
    Michigan Intermediate Portfolio                 7 years    8 years
    New York Intermediate Portfolio                 8 years    9 years
    Pennsylvania Intermediate Portfolio             8 years    8 years
    Virginia Intermediate Portfolio                 8 years    9 years




                              Portfolio Statistics
                            Performance Comparisons

                 Calvert National Intermediate Portfolio
     Comparison of change in value of a hypothetical $10,000 investment.

                              (Graph appears here)



                    12/31/96  12/31/95  12/31/94  12/31/93  12/31/92  5/29/92

CALVERT NAT INT     $12,600   $12,124   $10,669   $10,796   $9,862    $9,725

LEHMAN MUNI BD      $13,000   $12,457   $10,913   $11,224   $10,163   $10,000



                   Arizona Municipal Intermediate Portfolio
     Comparison of change in vlaue of a hypothetical $10,000 investment.

                              (Graph appears here)

                    12/31/96  12/31/95  12/31/94  12/31/93

CAZ MUNI INT        $11,012   $10,714   $9,548   $9,725

LEHMAN MUNI BD      $11,583   $11,099   $9,723   $10,000


               California Municipal Intermediate Portfolio
     Comparison of change in vlaue of a hypothetical $10,000 investment.

                              (Graph appears here)

                    12/31/96  12/31/95  12/31/94  12/31/93  12/31/92  5/29/92

CCA MUNI INT        $12,616   $12,172   $10,872   $11,159   $10,248   $9,725

LEHMAN MUNI BD      $13,570   $13,003   $11,391   $11,715   $10,608   $10,000


                   Florida Municipal Intermediate Portfolio
     Comparison of change in vlaue of a hypothetical $10,000 investment.

                              (Graph appears here)

                    12/31/96  12/31/95  12/31/94  12/31/93

CFL MUNI INT        $11,112   $10,470   $9,491   $9,725

LEHMAN MUNI BD      $11,583   $11,099   $9,723   $10,000


                 Maryland Municipal Intermediate Portfolio
     Comparison of change in vlaue of a hypothetical $10,000 investment.

                              (Graph appears here)

                    12/31/96  12/31/95  12/31/94  12/31/93  10/1/93

CMD MUNI INT        $11,322   $10,934   $9,620    $9,911    $9,725

LEHMAN MUNI BD      $11,733   $11,232   $9,840   $10,120    $10,000



               Michigan Municipal Intermediate Portfolio
     Comparison of change in vlaue of a hypothetical $10,000 investment.

                              (Graph appears here)

                    12/31/96  12/31/95  12/31/94  12/31/93  10/1/93

CMI MUNI INT        $11,426   $11,012   $9,738    $9,980    $9,725

LEHMAN MUNI BD      $11,722   $11,232   $9,840   $10,120    $10,000


                 New York Municipal Intermediate Portfolio
     Comparison of change in vlaue of a hypothetical $10,000 investment.

                              (Graph appears here)

                    12/31/96  12/31/95  12/31/94  12/31/93  10/1/93

CNY MUNI INT        $11,348   $11,008   $9,680    $9,904    $9,725

LEHMAN MUNI BD      $11,722   $11,232   $9,840   $10,120    $10,000



                 Pennsylvania Municipal Intermediate Portfolio
     Comparison of change in vlaue of a hypothetical $10,000 investment.

                              (Graph appears here)

                    12/31/96  12/31/95  12/31/94  12/31/93

CPA MUNI INT        $11,112   $10,470   $9,491     $9,725

LEHMAN MUNI BD      $11,583   $11,099   $9,723    $10,000




                Virginia Municipal Intermediate Portfolio
     Comparison of change in vlaue of a hypothetical $10,000 investment.

                              (Graph appears here)

                    12/31/96  12/31/95  12/31/94  12/31/93  10/1/93

CVA MUNI INT        $11,454   $11,078   $9,736    $9,939     $9,725

LEHMAN MUNI BD      $11,722   $11,232   $9,840   $10,120    $10,000



                              Portfolio Statistics

                                   SEC Yields

                                                               Class A

    Thirty Days Ended                                          12/31/96

    National Intermediate Portfolio                              4.38%
    Arizona Intermediate Portfolio                               3.78%
    California Intermediate Portfolio                            4.26%
    Florida Intermediate Portfolio                               4.55%
    Maryland Intermediate Portfolio                              4.23%
    Michigan Intermediate Portfolio                              4.06%
    New York Intermediate Portfolio                              4.11%
    Pennsylvania Intermediate Portfolio                          4.24%
    Virginia Intermediate Portfolio                              3.80%

    Yields assume reinvestment of dividends.





                         Average Annual Total Returns


                                                              Since
    Periods Ended 12/31/96                          1 Year    Inception

    Class A Shares
    National Intermediate Portfolio (9/92)            1.46%      5.59%
    Arizona Intermediate Portfolio (1/94)              .40%      3.27%
    California Intermediate Portfolio (5/92)          1.16%      5.20%
    Florida Intermediate Portfolio (1/94)              .74%      3.58%
    Maryland Intermediate Portfolio (10/93)           1.16%      3.90%
    Michigan Intermediate Portfolio (10/93)           1.42%      4.19%
    New York Intermediate Portfolio (10/93)           1.03%      4.06%
    Pennsylvania Intermediate Portfolio (1/94)        1.14%      4.10%
    Virginia Intermediate Portfolio (10/93)            .87%      4.27%


     Total returns assume reinvestment of dividends and, for Class A shares, reflect the deduction of the Fund's maximum sales charge of 2.75%.





Report of Independent Accountants

To the Board of Directors and Shareholders of Calvert Municipal Fund, Inc.:

     We have audited the accompanying statements of net assets of Calvert Municipal Fund, Inc. (comprised of Calvert National, Arizona, California, Maryland, Michigan, New York, Pennsylvania and Virginia Municipal Intermediate Funds) as of December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the following financial highlights: Calvert National Municipal Intermediate Fund for each of the four years in the period then ended and the period September 30, 1992 (commencement of operations) through December 31, 1992; Calvert California Municipal Intermediate Fund for each of the four years in the period then ended and for the period May 29, 1992 (commencement of operations) through December 31, 1992; Calvert Maryland, Michigan, New York, and Virginia Municipal Intermediate Funds for each of the three years in the period then ended and for the period October 1, 1993 (commencement of operations) through December 31, 1993; and Calvert Arizona and Pennsylvania Municipal Intermediate Funds for each of the three years in the period then ended and for the period January 1, 1994 (commencement of operations) through December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds noted in the first paragraph as of December 31, 1996, the results of their operations, changes in their net assets and financial highlights for the respective periods referred to above, in conformity with generally accepted accounting principles.

                                    COOPERS & LYBRAND L.L.P.


Baltimore, Maryland
February 7, 1997




Report of Independent Accountants

     To the Board of Trustees of First Variable Rate Fund for Government Income and Shareholders of Calvert Florida Municipal Intermediate Fund:

     We have audited the accompanying statement of net assets of Calvert Florida Municipal Intermediate Fund (one of the portfolios comprising the First Variable Rate Fund for Government Income) as of December 31, 1996, and the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Florida Municipal Intermediate Fund as of December 31, 1996, the results of its operations, the changes in its net assets and financial highlights for the respective periods stated in the first paragraph in conformity with generally accepted accounting principles.

                                    COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
February 7, 1997




National Portfolio
Statement of Net Assets
December 31, 1996

 Principal
 Amount                                                               Value


                    Municipal Obligations - 100.2%
Arizona - 2.6%
$1,000,000   Maricopa County School District General Obligation
               Bonds, 7.50%, 7/1/07, AMBAC Insured                   $1,206,860

California - 11.5%
1,000,000    California State Public Lease Works Lease Revenue Bonds,
               5.25%, 12/1/07, AMBAC Insured                          1,023,330
1,625,000    Los Angeles Multi-Family Housing Revenue Bonds,
               5.85%, 12/1/27                                         1,675,164
  752,156    Regents of the University of California, Los Angeles
               Lease Revenue Bonds,6.00%, 5/15/02                       766,432
  500,000    Sacramento Yolo Port District Improvement Lease Revenue VRDN,
               4.00%, 11/1/22, LOC: Wells Fargo Bank
             San Francisco International Airport Series-2 #5 Municipal
               Transportation Revenue Bonds:
  500,000        5.90%, 5/1/05, FGIC Insured                            535,245
  750,000        6.00%, 5/1/06, FGIC Insured                            807,652
  400,000    Tahoe City Public Utility District Certificates of
               Participation, Series B,6.30%, 6/1/04                    419,748

Colorado - 2.6%
1,100,000    Denver City and County Airport Revenue Bonds, Series A,
               7.10%, 11/15/01                                        1,194,259

Connecticut - 2.4%
1,000,000    Connecticut Special Tax Obligation Revenue Bonds, Transportation
               Infrastructure Project, 6.00%, 9/1/06                  1,083,010

Florida - 9.2%
1,000,000    Dade County Education Facilities Authority Revenue Bonds,
               University of Miami, 6.00%, 4/1/08, MBIA Insured       1,076,230
1,000,000    Dade County Multi-Family Housing Revenue Bonds,
               5.90%, 6/1/26                                          1,028,640
2,000,000    Tampa Capital Improvement Program Revenue Bonds,
     Series B, 8.375%,
               10/1/18, IA: Multi-Bank                                2,110,820

Georgia - 6.8%
1,500,000    Atlanta Airport Authority Facility Revenue Bonds,
               6.50%, 1/1/07, AMBAC Insured                           1,685,430
1,800,000    Georgia State General Obligation Bonds, 3.25%, 7/1/12    1,421,388

Hawaii - 2.9%
1,400,000    Honolulu City & County Improvement General Obligation
               Bonds, 5.00%, 10/1/13                                  1,340,150

lllinois - 2.5%
1,000,000    Chicago Water Revenue Bonds, 6.50%, 11/1/10,
               FGIC Insured                                           1,120,700

Indiana - 5.0%
2,000,000    Indianapolis Local Public Improvement Bond Bank
               Revenue Bonds, 6.75%, 2/1/14                           2,286,540



 Principal
 Amount                                                               Value


Louisiana - 1.0%
 $425,000    Louisiana Public Facility Authority Student Loan
               Revenue Bonds, 6.50%, 3/1/02                            $449,773

Maryland - 13.0%

  982,845  Baltimore County Economic Development Revenue VRDN, 4.75%,
               12/1/02, LOC: First National Bank of Maryland            982,845
1,010,000    Cambridge Economic Development Authority Revenue Bonds,
               Dorchester Hospital, 7.25%, 4/1/04                     1,085,356
1,218,000    Cecil County Health Department Certificates of
               Participation, 7.875%, 7/1/14                          1,281,835
  700,000    Maryland State Economic Development Authority Revenue
               Bonds, Series A, 6.375%, 11/1/09, LOC: First National
               Bank of Maryland, (Optional Tender 10/31/99 @100)        702,282
1,829,000    Prince Georges County Economic Development Authority
               Revenue Bonds, 5.68%, 8/1/11, LOC: First National
               Bank of Maryland, (Tender 1/1/01 @100)                 1,860,605

Michigan - 2.4%
1,045,000    Michigan Higher Education Facilities Authority
               Revenue Bonds, 6.00%, 11/1/03                          1,079,735

New Hampshire - 0.5%
  250,000    Sullivan County Regional Refuse Disposal District
               General Obligation Bonds, 6.40%, 12/1/97                 249,713

New Mexico - 0.1%
   50,000    New Mexico Educational Assistance Foundation Student
               Loan Revenue Bonds, 6.30%, 12/1/02                        53,344

New York - 7.5%
  800,000    New York City General Obligation Bonds, Series E,
               5.75%, 2/15/09                                           795,120
  119,100    New York City Hospital Revenue Bonds, Bronx Lease,
               5.75%, 12/1/97                                           119,030
  200,000    New York State Certificates of Participation,
               5.45%, 2/1/00                                            203,046
1,250,000    New York State Environmental Facilities Corp. Pollution
               Control Revenue Bonds, 5.20%, 12/15/16                 1,208,987
1,000,000    New York State Local Government Assistance Corporation
               Revenue Bonds, 6.00%, 4/1/14                           1,064,370

Ohio - 3.0%
1,395,000    Ohio State General Obligation Bonds, 4.95%, 8/1/08       1,387,411


Pennsylvania - 4.5%
1,000,000    Philadelphia Airport Revenue Bonds, 5.70%, 6/15/07,
               AMBAC Insured                                          1,044,830
1,000,000    Philadelphia Hospitals & Higher Education Facilities
               Authority Revenue Bonds, 5.85%, 7/1/02                 1,021,650

South Dakota - 2.7%
1,125,000    Heartland Consumers Power District Revenue Bonds,
               6.00%, 1/1/09, FSA Insured                             1,210,849

Texas - 3.4%
1,500,000    North Texas Higher Education Student Loan Revenue
               Bonds, Series B, 5.55%, 4/1/03                         1,548,150



 Principal
 Amount                                                               Value


 Virginia - 11.1%
 $320,000    Arlington County Community Housing Finance Revenue
               Bonds, 6.00%, 6/1/09                                    $330,230
1,000,000    Chesapeake Industrial Development Authority Revenue
               Bonds, 6.00%, 6/1/07, MBIA Insured                     1,081,220
             Virginia State Housing Development Authority
               Revenue Bonds:
  300,000       Series A, 6.90%, 7/1/07                                 315,984
1,120,000       Series I, 6.00%, 7/1/03                               1,168,261
1,000,000    Virginia College Building Authority Revenue Bonds,
               Twenty First Century College Project, 5.00%, 8/1/09      979,850
1,200,000    West Point Industrial Development Authority Pollution
               Control Revenue Bonds, Chesapeake Corp. Project,
               6.375%, 5/1/03                                         1,204,296

Other - 5.5%
  480,020    Fort Mojave Indian Tribe of Arizona, California and Nevada Public
               Facilities Combined Limited Obligation and Revenue Bonds Adjustable Rate and Tender Series of 1993, 5.75%, 12/1/18,
               (Tender 12/1/97 @ 100)                                   480,020

2,000,000    Oneida Utility Commission Government Lease Revenue Bonds,
               6.25%, 7/1/97                                          2,015,022

             Total Municipal Obligations (Cost $43,616,708)          45,705,412


 Contracts

                                  Options Purchased - 0.0%
       47    Call Options on March U.S. Treasury Bond Futures,
               Expiration 2/22/97,                Strike Price 118        9,547


             Total Options (Premium $41,595)                              9,547


               TOTAL INVESTMENTS (Cost $43,658,303) - 100.2%         45,714,959
               Other assets and liabilities, net - (0.2%)             (103,022)

               Net Assets - 100%                                    $45,611,937


 Net Assets Consist of:


 Paid-in capital applicable to 4,318,970 outstanding Class A shares of common stock, $0.01 par value with 250,000,000 Class A
     shares authorized                                              $44,385,822
 Undistributed net investment income                                     81,236
 Accumulated net realized gain (losses) on investments                 (911,777)
 Net unrealized appreciation (depreciation) on investments            2,056,656

    Net assets                                                      $45,611,937

 Net Asset Value per Share                                               $10.56


See notes to financial statements.



Arizona Portfolio
Statement of Net Assets
December 31, 1996

 Principal
 Amount                                                               Value

                   Arizona Municipal Obligations - 97.4%

 $100,000    Arizona State Certificates of Participation, 5.20%,
               5/1/97, AMBAC Insured                                   $100,503
   75,000    Arizona State Transportation Board Revenue Bonds,
               4.50%, 7/1/03, AMBAC Insured                              74,729
             Arizona State Transportation Board Highway
               Revenue Bonds:
  200,000        6.00%, 7/1/08                                          217,332
   75,000        7.00%, 7/1/09, (Pre-refunded 7/1/00 @ 101)              82,264
  100,000    Casa Grande Excise Tax Revenue Bonds, 5.70%, 4/1/06,
               FGIC Insured                                             105,135
  100,000    Cochise County School District General Obligation Bonds,
               7.50%, 7/1/09, FGIC Insured                              121,464
  100,000    Glendale General Obligation Bonds, 5.15%, 7/1/03,
               FGIC Insured                                             103,685
  100,000    Maricopa County Certificates of Participation, 5.125%,
               6/1/97                                                   100,590
   50,000    Maricopa County Creighton School District #14 General
               Obligation Bonds, 6.90%, 7/1/03, FGIC Insured             56,434
  200,000    Maricopa County School District #6 General Obligation
                Bonds, 6.75%, 7/1/02, AMBAC Insured                     221,608
  150,000    Maricopa County General Obligation Bonds, Series A,
               5.80%, 7/1/04                                            160,432
   50,000    Maricopa County Glendale School District #40 General
               Obligation Bonds, 6.30%, 7/1/03, FGIC Insured,
               (Pre-refunded 7/1/01@101)                                 54,294
  100,000    Maricopa County Paradise Valley School District #69
               General Obligation Bonds, Zero Coupon, 7/1/01,
               AMBAC Insured                                             81,529
             Maricopa County Peoria School District #11 General
               Obligation Bonds:
   50,000       5.40%, 7/1/02, MBIA Insured                              52,196
  100,000       7.50%, 7/1/07, AMBAC Insured                            120,686
  105,000    Maricopa County Tempe Elementary School District #3
               General Obligation Capital Appreciation Bonds,
               Zero Coupon,  7/1/04, AMBAC Insured                       72,818
   70,000    Maricopa County Tolleson School District #214 General
               Obligation Bonds, 5.35%, 7/1/03, FGIC Insured             72,276
   25,000    Mesa General Obligation Bonds, 5.70%, 7/1/03,
               FGIC Insured                                              26,559
   95,000    Peoria Municipal Development Authority Revenue Bonds,
               7.00%, 7/1/00, AMBAC Insured                             103,188
   50,000    Phoenix Street and Highway User  Revenue Bonds,
               6.10%, 7/1/00, MBIA Insured                               52,946
   15,000    Pima County General Obligation Bonds, 5.50%, 7/1/02         15,716
   50,000    Pima County Unified School District Sunnyside #12
               General Obligation Bonds, 5.35%, 7/1/03, AMBAC Insured    52,229
  125,000    Prescott Valley Property Corp. Municipal Facilities
               Revenue Bonds, 5.55%, 1/1/06, FGIC Insured               130,210
  120,000    Scottsdale General Obligation Bonds, Series D,
               6.50%, 7/1/01                                            130,493


 Principal
 Amount                                                               Value

 $350,000    Tucson General Obligation Bonds, Zero Coupon, 7/1/13      $140,927
  100,000    Tucson Street and Highway Revenue Bonds, Series A,
               7.00%, 7/1/11, MBIA Insured                              117,275


             TOTAL INVESTMENTS (Cost $2,490,693) - 97.4%              2,567,518
             Other assets and liabilities, net - 2.6%                    67,284

             Net Assets  - 100%                                      $2,634,802


 Net Assets Consist of:


 Paid-in capital applicable to 523,621 outstanding Class A shares of common stock, $0.01 par value with 250,000,000 Class A
     shares authorized                                               $2,572,413
 Undistributed net investment income                                     10,452
 Accumulated net realized gain (losses) on investments                 (24,888)
 Net unrealized appreciation (depreciation) on investments               76,825

    Net assets                                                       $2,634,802

 Net Asset Value per Share                                                $5.03



California Portfolio
Statement of Net Assets
December 31, 1996


 Principal
 Amount                                                               Value

                  California Municipal Obligations - 98.5%
 $595,000    California Educational Facilities Revenue Bonds,
               University of San Francisco, 5.90%, 10/1/02             $641,583
1,000,000    California General Obligation Bonds, 6.40%, 9/1/07       1,121,610
             California State Department Water Resources Revenue Bonds:
1,000,000       5.70%, 12/1/03                                        1,071,340
1,000,000       6.00%, 12/1/10                                        1,084,700
1,750,000    California State Public Works Department of Corrections
               Lease Revenue Bonds, 5.25%, 12/1/07, AMBAC Insured     1,790,828
1,448,000    California Statewide Development Authority Multi-Family
               Housing Revenue Bonds, 8.50%, 11/1/00                  1,453,792
1,000,000    Los Angeles General Obligation Bonds, Series A, 7.50%,
               9/1/01, MBIA Insured                                   1,128,510
  725,000    Los Angeles Community Redevelopment Agency Housing Revenue
               Bonds, 5.50%, 12/1/05                                    737,839
1,000,000    Los Angeles Department of Water and Power Revenue Bonds,
               5.40%, 9/1/06                                          1,036,320
3,000,000    Los Angeles Multi-Family Housing Revenue Bonds, 5.85%,
               12/1/27                                                3,092,610
1,000,000    Los Angeles Wastewater System Revenue Bonds, Series A,
               8.50%, 6/1/02, MBIA Insured                            1,186,420
  750,000    Merced County Certificates of Participation, 5.625%,
               10/1/02, FSA Insured                                     793,208
  687,000    Oceanside Unified School District Certificates of
               Participation, 7.25%, 8/1/02                             708,839
1,000,000    Port of Oakland  Revenue Bonds, Series D, 7.00%, 11/1/02,
               MBIA Insured                                           1,125,400
  414,070    Regents of  University of California, Los Angeles,
               Certificates of Participation, 6.32%, 3/15/99            430,451
   12,346    Regents of University of California, San Diego,
               Certificates of Participation, 7.65%, 6/1/97              12,428
             Sacramento Certificates of Participation:
  693,568        6.75%, 3/1/02                                          706,649
1,370,923        6.50%, 1/1/04                                        1,437,399
1,000,000    Sacramento City Financing Authority  Revenue Bonds,
               Series B, 5.00%, 11/1/14                                 951,200
  200,000    Sacramento Yolo Port District Improvement Lease Revenue
               VRDN, 4.00%, 11/1/22, LOC: Wells Fargo Bank              200,000
2,000,000    San Diego County Children Center Project Certificates
               of Participation, 6.00%, 10/1/02                       2,029,200
1,000,000    San Diego County Transportation Commission Revenue Bonds,
               5.25%, 4/1/06, FGIC Insured                            1,030,200
1,000,000    San Diego County Vista Detention Facility Certificates of
               Participation, 5.00%, 4/1/05, MBIA Insured             1,017,510
  500,000    San Diego Multi-Family Housing Revenue VRDN, 6.50%,
               12/1/08, LOC: Daiwa Bank                                 500,000
1,500,000    San Francisco City & County General Obligation Bonds,
               5.50%, 6/15/13, FGIC Insured                           1,508,010


 Principal
 Amount                                                               Value

$1,500,000   San Francisco International Airport Revenue Bonds,
               5.50%, 5/1/21, MBIA Insured                           $1,474,200
1,500,000    Southern California Public Power Authority Revenue
               Bonds, 5.375%, 1/1/09, MBIA Insured                    1,519,936
1,000,000    Southern California Rapid Transit District Special
               Assessment  Bonds, 5.90%, 9/1/07, AMBAC Insured        1,079,810
  500,000    Southern California Metropolitan Water District
               Waterworks Revenue Bonds, 5.00%, 7/1/10                  487,545
             Tahoe City Public Utility District Certificates of
               Participation, Series B:
  505,000        5.75%, 6/1/99                                          517,655
  745,000        5.90%, 6/1/00                                          768,617
  885,000        6.25%, 6/1/03                                          926,798
1,000,000    University of California Multi Purpose Project Revenue
               Bonds, Series C, 5.125%, 9/1/13, AMBAC Insured           960,290
  620,000    Valley Health System Certificates of Participation,
               6.25%, 5/15/99                                           629,678


             Total Municipal Obligations (Cost $33,871,818)          35,160,575


 Contracts


                   Options Purchased - 0.0%
       53    Call Options on March U.S. Treasury Bond Futures,
               Expiration 2/22/97,
               Strike Price 118                                          10,765


             Total Options (Premium $46,905)                             10,765


               TOTAL INVESTMENTS (Cost $33,918,723) - 98.5%          35,171,340
               Other assets and liabilities, net - 1.5%                 522,090

               Net Assets - 100%                                    $35,693,430


 Net Assets Consist of:


 Paid-in capital applicable to 3,418,878 outstanding Class A shares of common stock, $0.01 par value with 250,000,000
     Class A shares authorized                                      $35,466,538
 Undistributed net investment income                                     46,997

Accumulated net realized gain (losses) on investments               (1,072,722)
 Net unrealized appreciation (depreciation) on investments            1,252,617

    Net assets                                                      $35,693,430

 Net Asset Value per Share                                               $10.44



See notes to financial statements.








Florida Portfolio
Statement of Net Assets
December 31, 1996

 Principal
 Amount                                                                 Value

                     Florida Municipal Obligations - 102.3%
 $150,000    Boca Raton Beach Acquisition Revenue Bonds, 4.60%, 1/1/05,
               MBIA Insured                                            $148,892
  195,000    Brevard County Sales Tax Revenue Bonds, 5.40%, 12/1/06,
               MBIA Insured                                             201,967
  410,000    Brevard County School Board Certificates of Participation,
               5.40%, 7/1/10                                            417,405
  100,000    Broward County School District General Obligation Bonds,
               7.20%, 2/15/00                                           105,021
  150,000    Broward County Solid Waste System Revenue Bonds, 5.80%,
               7/1/07, MBIA Insured                                     158,058
  260,000    City of Miami General Obligation Bonds, 5.90%, 12/1/06,
               FGIC Insured                                             278,320
  150,000    Dade County Aviation Revenue Bonds, 5.60%, 10/1/05, AMBAC
                Insured                                                 158,700
  300,000    Dade County Educational Facilities Authority Revenue Bonds,
               6.00%, 4/1/08, MBIA Insured                              322,869
  500,000    Dade County Multi-Family Housing Revenue Bonds, 5.90%,
               6/1/26                                                   514,320
  100,000    Dade County Water and Sewer Systems Revenue Bonds, 5.00%,
               10/1/00, FGIC Insured                                    102,533
  150,000    East County Water Control District Water Revenue Bonds,
               Series 1994, 5.45%, 11/1/02, Asset Guaranty Insured      155,308
  175,000    Florida State Board of Regents Parking System Revenue
               Bonds, 5.00%, 7/1/08, FSA Insured                        174,395
  250,000    Florida State Department of Transportation General
               Obligation Bonds, 5.00%, 7/1/07                          251,217
  300,000    Florida State Multi-Family Housing Revenue Bonds, Cypress
               Lake, 5.75%, 12/1/07, LOC: Heller Financial              304,635
  500,000    Hillsborough County Port District Special Refunding
               Revenue Bonds, 5.75%, 6/1/13, FSA Insured                510,980
  150,000    Hillsborough County Solid Waste Revenue Bonds, 5.40%,
               10/1/05, MBIA Insured                                    156,249
  125,000    Hollywood Water and Sewer Revenue Bonds, 6.75%, 10/1/11,
               FGIC Insured (Prerefunded 10/1/01 @ 102)                 139,376
  100,000    Jacksonville Excise Tax Revenue Bonds, 6.25%, 10/1/05,
               AMBAC Insured                                            108,883
  100,000    Jacksonville Water and Sewer Revenue Bonds, 5.20%, 10/1/02,
               MBIA Insured                                             103,582
  150,000    Lee County Transportation Facilities Revenue Bonds, 5.625%,
               10/1/08, MBIA Insured                                    157,202
  115,000    Marion County School Board Certificates of Participation,
               5.30%, 8/1/02, FSA Insured                               118,965
  120,000    Palm Beach Housing Finance Revenue VRDN, 5.3625%, 3/1/22,
               INSUR: Firemans Insurance Co.                            120,000


 Principal
 Amount                                                               Value

 $150,000    St. Petersburg Professional Sports Facility Revenue
               Bonds, 5.10%, 10/1/04, MBIA Insured                     $154,339
  200,000    Tallahassee Consolidated Utility System Revenue
               Bonds, 4.60%, 10/1/02                                    201,444
  200,000    Tampa Capital Improvement Revenue Bonds, 8.375%,
               10/1/18, IA:
                 Multi-Bank                                             211,082
  370,000    Volusia Multi-Family Housing Revenue VRDN, 4.375%,
               9/1/05, GA: Household Financial Corp.                    370,000


             TOTAL INVESTMENTS (Cost $5,494,359) - 102.3%             5,645,742
             Other assets and liabilities, net - (2.3%)                (129,354)

             Net Assets - 100%                                       $5,516,388


 Net Assets Consist of:

 Paid-in capital applicable to 1,098,333 Class A shares of
     beneficial interest, unlimited number of no par shares
     authorized:                                                     $5,512,803
 Undistributed net investment income                                      6,053
 Accumulated net realized gain (losses) on investments                 (153,851)
 Net unrealized appreciation (depreciation) on investments              151,383

    Net assets                                                       $5,516,388

 Net Asset Value per Share                                                $5.02


See notes to financial statements.




Maryland Portfolio
Statement of Net Assets
December 31, 1996

 Principal
 Amount                                                              Value

                       Maryland Municipal Obligations - 97.4%
 $500,000    Anne Arundel County General Obligation Bonds,
                 5.125%, 4/15/09                                       $499,240
             Baltimore City General Obligation Bonds:
  385,000        8.90%, 10/15/99, MBIA Insured                          432,189
  500,000        6.00%, 10/15/04, AMBAC Insured                         545,690
  295,895    Baltimore County Economic Development Authority Revenue
               VRDN, 4.75%, 12/1/02, LOC: First National Bank
               of Maryland                                              295,895
  915,000    Cambridge Economic Development Revenue Bonds,
               7.25%, 4/1/04                                            983,268
  400,000    Carroll County General Obligation Bonds,
               6.25%, 11/1/08 (Prerefunded 11/1/01 @ 102)               438,724
  500,000    Cecil County General Obligation Bonds, 5.10%, 12/1/07,
               FGIC Insured                                             504,255
  446,000    Cecil County Health Department Certificates of
               Participation, 7.875%, 7/1/14                            469,375
  615,000    Charles County General Obligation Bonds, 5.00%, 3/1/09     606,144
  400,000    Frederick County General Obligation Bonds, 5.00%, 8/1/09   392,660
  250,000    Harford County General Obligation Bonds, 4.80%, 3/1/09     240,613
  400,000    Howard County General Obligation Bonds, 5.25%, 8/15/05     416,000
  250,000    Maryland Industrial Development Financing Authority Revenue
               Bonds, 5.20%, 12/1/05                                    252,512
  180,000    Maryland Industrial Development Financing Authority Revenue
               Bonds, 6.375%, 11/1/09, LOC: First National Bank
               of Maryland (Optional tender 10/31/99 @ 100)             180,587
  370,000    Maryland Stadium Authority Revenue Bonds, 5.375%, 12/15/03,
               AMBAC Insured                                            386,672
             Maryland State Certificates of Participation for
               St. Mary's County:
  155,000        5.20%, 6/1/04                                          160,782
  180,000        5.20%, 12/1/04                                         187,092
             Maryland State Economic Development Authority Revenue
               Bonds, Series A:
  165,000        6.10%, 1/1/00                                          173,276
  500,000        8.625%, 10/1/19                                        511,645
  250,000    Maryland Water Quality Administration Revenue Bonds, 5.40%,
               9/1/13                                                   249,165
             Montgomery County General Obligation Bonds:
  250,000        9.75%, 6/1/01                                          303,398
  230,000        7.00%, 5/1/03                                          261,269
  250,000    Northeast Maryland Waste Disposal Authority Revenue Bonds,
               5.80%, 7/1/04                                            256,255
  250,000    Ocean City General Obligation Bonds, 6.00%, 3/15/01,
               MBIA Insured                                             264,890
  979,419    Ocean City Industrial Development Authority Revenue VRDN,
               5.3625%, 7/1/13, LOC: First National Bank of Maryland    979,419
  300,000    Prince Georges County Certificates of Participation,
               5.90%, 9/15/08, MBIA Insured                             318,450
  400,000    Rockville General Obligation Bonds, 4.875%, 4/15/06        401,152


Principal
 Amount                                                              Value


 $400,000    University of Maryland Auxiliary System Revenue Bonds,
               5.20%, 4/1/06                                           $410,216
  400,000    Washington, D.C. Metropolitan Area Transit Authority
               Revenue Bonds, 6.00%, 7/1/07, FGIC Insured               434,412
  150,000    Washington Suburban Sanitary District Revenue Bonds,
               5.00%, 6/1/03                                            153,898

             TOTAL INVESTMENTS (Cost $11,276,577) - 97.4%            11,709,143
             Other assets and liabilities, net - 2.3%                   313,864

             Net Assets - 100%                                      $12,023,007


 Net Assets Consist of:

 Paid-in capital applicable to 2,388,381 outstanding Class A shares of common stock, $0.01 par value with 250,000,000 Class A
     shares authorized                                              $11,947,220
 Undistributed net investment income                                     26,265
 Accumulated net realized gain (losses) on investments                 (383,044)
 Net unrealized appreciation (depreciation) on investments              432,566

    Net assets                                                      $12,023,007

 Net Asset Value per Share                                                $5.03


See notes to financial statements.



Michigan Portfolio
Statement of Net Assets
December 31, 1996

 Principal
 Amount                                                               Value

                        Michigan Municipal Obligations - 98.9%
 $150,000    Bay City Water Supply Revenue Bonds, 4.80%, 10/1/02,
               AMBAC Insured                                           $152,126
  350,000    Brighton Area School District General Obligation Bonds,
               Zero Coupon, 5/1/00, AMBAC Insured                       302,341
  150,000    Cedar Springs Public School District General Obligation
               Bonds, 7.65%, 5/1/03                                     174,545
  250,000    Clarkston Community School General Obligation Bonds, 5.25%,
               5/1/07, FGIC Insured                                     254,973
  175,000    Detroit Water Supply System Revenue Bonds, 5.30%, 7/1/09,
               MBIA Insured                                             176,594
  250,000    Greenville Public School District General Obligation Bonds,
               5.75%, 5/1/06, MBIA Insured                              264,378
  200,000    Hartland Consolidated School District General Obligation
               Bonds, 5.25%, 5/1/02                                     206,770
  250,000    Jenison Public School General Obligation Bonds, 5.40%,
               5/1/08, FGIC Insured                                     255,022
             Michigan Higher Education Facility Authority Revenue Bonds:
  500,000       6.00%, 11/1/03                                          516,620
  610,000       7.00%, 11/1/05                                          693,869
  465,000    Michigan State Housing Development Authority Revenue VRDN,
               River Place Plaza Apts., 5.25%, 10/1/11                  464,484
             Michigan State Building Authority Facilities Revenue Bonds
  250,000       Series I, 5.00%, 10/1/01                                256,135
  250,000       Series II, 6.25%, 10/1/01, AMBAC Insured                269,388
  300,000    Milan Area Schools General Obligation Bonds,
               5.00%, 5/1/13                                            284,256
  100,000    Morely Stanwood Community School General Obligation Bonds,
               5.15%, 5/1/07, FGIC Insured                              101,250
  250,000    Mount Pleasant School District General Obligation Bonds,
               5.65%, 5/1/05                                            263,032
  500,000    Oakland County Economic Development Corporation Limited
               Obligation Revenue Bonds, Cranbrook Educational
               Community, 6.375%, 11/1/14                               538,130
   30,000    Southfield Economic Development Authority Corporation
               VRDN, 5.775%, 5/15/11, INSUR: Fireman's Insurance Co.     30,000
  235,000    University of Michigan Revenue Bonds, 5.60%, 11/15/11       39,477
   80,000    Yale Public School District General Obligation Bonds,
               5.10%, 5/1/06, AMBAC Insured                              81,359
  205,000    Zeeland Public Schools General Obligation Bonds, 5.70%,
               5/1/07, MBIA Insured                                     215,115


             TOTAL INVESTMENTS (Cost $5,502,608) - 98.9%             $5,739,864
             Other assets and liabilities, net - 1.1%                    63,935

             Net Assets - 100%                                       $5,803,799

 Net Assets Consist of:                                              Value


Paid-in capital applicable to 1,137,278 outstanding Class A shares of common stock, $0.01 par value with 250,000,000 Class A
     shares authorized                                               $5,816,354
 Undistributed net investment income                                      3,383
 Accumulated net realized gain (losses) on investments                 (253,194)
 Net unrealized appreciation (depreciation) on investments              237,256

    Net assets                                                       $5,803,799

 Net Asset Value per Share                                                $5.10


See notes to financial statements.





New York Portfolio
Statement of Net Assets
December 31, 1996


 Principal
 Amount                                                                 Value

                      New York Municipal Obligations - 97.6%
 $150,000    Dundee Central School District General Obligation
               Bonds, 5.70%, 6/15/07, AMBAC Insured                    $158,991
             Glen Cove General Obligation Bonds:
  225,000       5.50%, 1/15/03                                          232,441
  215,000       5.60%, 1/15/04                                          222,828
  215,000       5.70%, 1/15/05                                          223,703
  180,000    Metropolitan Transit Authority Commuter Facility Revenue
               Bonds, Series A, 5.70%, 7/1/02, MBIA Insured             189,694
             New York City General Obligation Bonds:
  200,000       Series D, 5.70%, 8/15/06                                201,910
  200,000       Series E, 5.75%, 2/15/09                                198,780
   97,849    New York City Hospital Corporation Bronx Lease,
               5.75%, 12/1/97                                            97,792
  100,000    New York City Industrial Development Agency Civil Facility
               Revenue Bonds, USTA National Tennis Center, 7.75%,
               11/15/02, FSA Insured                                    115,663
  100,000    New York City Municipal Water Finance Revenue
               Bonds, 4.75%, 6/15/01                                    100,396
   75,000    New York Local Government Assistance Corp. Revenue
               Bonds, 5.00%, 4/1/06                                      75,049
  500,000    New York State Environmental Pollution Control Revenue
               Bonds, 5.70%, 1/15/12                                    514,855
  150,000    New York State Project Finance Agency Revenue Bonds, HUD
               Sec. 236, Series A, 4.75%, 11/1/04, FSA Insured          148,638
  200,000    New York State Dormitory Authority Revenue Bonds,
               5.50%, 5/15/07                                           199,674
  200,000    New York State Dormitory Authority Revenue Bonds for City
               University, 5.625%, 7/1/16                               195,488
   50,000    New York State Dormitory Authority Revenue Bonds for
               Manhattan College, 5.70%, 7/1/00, Asset
               Guaranty Insured                                          51,858
   50,000    New York State Dormitory Authority Revenue Bonds for
               Mt. Sinai Medical School, 6.50%, 7/1/03, MBIA Insured     54,466
   75,000    New York State General Obligation Bonds, 5.75%, 9/15/01     79,027
  210,000    New York State General Obligation Bonds, Series B,
               6.25%, 8/15/05                                           230,813
  100,000    New York State Local Assistance Corp. Revenue Bonds,
               Series E, 6.00%, 4/1/14                                  106,437
  100,000    New York State Power Authority Revenue Bonds,
               6.50%, 1/1/08                                            111,765
  240,000    New York State Thruway Authority Highway Revenue Bonds,
               Series B, 5.375%, 4/1/02, FGIC Insured                   249,648
  110,000    New York State Urban Development Corporation Revenue Bonds,
               5.60%, 1/1/07                                            111,938
  150,000    Oneida County General Obligation Bonds, 5.70%, 3/15/01     155,190
   25,000    Onondaga County Unlimited Tax General Obligation Bonds,
               9.60%, 6/15/00                                            29,259
  325,000    Orange County Industrial Development Authority VRDN,
               5.445%, 12/1/05, LOC: United Jersey Bank                 325,000


 Principal
 Amount                                                               Value


 $500,000    Oyster Bay General Obligation Bonds, 5.00%, 2/15/10       $489,150
  150,000    Suffolk County Industrial Development Agency Bonds,
               6.00%, 2/1/08, FGIC Insured                              163,038
  100,000    Syracuse General Obligation Bonds, Series C,
               4.80%, 10/15/06                                           99,792
  275,000    Triborough Building and Tunnel Revenue Bonds, Series A,
               5.00%, 1/1/07                                            274,788
  140,000    Westchester County General Obligation Bonds,
               6.70%, 2/1/01                                            152,750
  500,000    Westchester County Industrial Development Agency Civic
               Facility Revenue Bonds, 6.25%, 4/1/05                    508,470

             TOTAL INVESTMENTS (Cost  $5,921,260) - 97.6%             6,069,291
             Other assets and liabilities, net - 2.4%                   148,664

             Net Assets  - 100%                                      $6,217,955

 Net Assets Consist of:

Paid-in capital applicable to 1,221,688 outstanding Class A shares of common stock, %0.01 par value with 250,000,000 Class A
     shares authorized                                               $6,085,275
 Undistributed net investment income                                      6,583
 Accumulated net realized gain (losses) on investments                  (21,934)
 Net unrealized appreciation (depreciation) on investments              148,031

    Net assets                                                       $6,217,955

 Net Asset Value per Share                                                $5.09



See notes to financial statements.





Pennsylvania Portfolio
Statement of Net Assets
December 31, 1996

 Principal
 Amount                                                                Value


                         Municipal Obligations - 96.0%
Pennsylvania - 93.6%
 $170,000    Allegheny County General Obligation Bonds, Series C-42,
               5.00%, 10/1/07                                          $169,986
  100,000    Allegheny County Higher Education Building Authority
               Revenue Bonds, Duquesne University Project,
               6.50%, 3/1/10, AMBAC Insured                             112,477
  230,000    Allegheny County Higher Education Building Authority
               Revenue Bonds, Series A, 6.00%, 2/15/08                  232,212
  165,000    Bucks County General Obligation Bonds, Series A,
               6.00%, 3/1/01                                            174,875
  250,000    Cambria Township Water Authority Industrial User
               Revenue Bonds, 6.00%, 12/1/12, LOC: Banque Paribas       258,242
  130,000    Central Bucks County School District General
               Obligation Bonds, 6.40%, 2/1/01                          139,464
  175,000    Chester County General Obligation Bonds, 5.50%,12/15/07    180,497
  180,000    Delaware County Memorial Hospital Revenue Bonds, 5.25%,
               8/15/07, MBIA Insured                                    182,772
   90,000    Erie County General Obligation Bonds, Series B,
               6.75%, 9/1/16, (Pre-refunded 9/1/01 @ 100)                98,669
  100,000    Latrobe Industrial Development Authority Revenue Bonds,
               St. Vincent College, 6.40%, 5/1/06                       107,095
   50,000    Media Borough Water Revenue Bonds,  5.60%, 1/1/01,
               MBIA Insured                                              52,160
  150,000    Montgomery County Industrial Development Revenue VRDN,
               4.05%, 12/1/13, LOC: PNC Bank                            150,000
             Pennsylvania Housing Finance Agency Revenue Bonds,
               Series C-40:
   40,000       5.85%, 4/1/02                                            41,344
   35,000       5.85%, 10/1/02                                           36,273
   75,000    Pennsylvania Infrastructure Investment Authority Revenue
               Bonds, 5.75%, 9/1/99                                      77,842
  120,000    Pennsylvania Intergovernmental Co-op Revenue Bonds,
               5.25%, 6/15/06, FGIC Insured                             121,966
             Pennsylvania State General Obligation Bonds:
  100,000       Series I, 5.30%, 5/1/06                                 102,960
  100,000       Series II, 5.10%, 6/15/03, MBIA Insured                 102,994
   75,000    Pennsylvania State Industrial Development Authority Revenue
               Bonds, 6.00%, 1/1/05, AMBAC Insured                       80,869
   65,000    Peters Township School District General Obligation Bonds,
               6.00%, 5/15/04, FGIC Insured                              68,935
  300,000    Philadelphia Airport Revenue Bonds, 5.75%, 6/15/08,
               AMBAC Insured                                            311,943
  195,000    Philadelphia Hospital and Higher Education Revenue Bonds,
               Belmont Center, 5.75%, 10/1/07                           198,623
   85,000    Philadelphia Hospital and Higher Education Revenue Bonds,
               Community College, Series B, 5.40%, 5/1/02, MBIA Insured  88,230
  150,000    Philadelphia Water and Wastewater Revenue Bonds, 5.50%,
               6/15/15, Capital Guaranty Insured                        146,598
  100,000    Pittsburgh General Obligation Bonds, Series A, 5.70%,
               9/1/08, MBIA Insured                                     103,504

 Principal
 Amount                                                                Value

 $175,000    Pittsburgh Urban Redevelopment Authority Revenue Bonds,
               6.00%, 8/1/08                                           $176,627
   35,000    Ridley Park Hospital Authority Revenue Bonds,
               Tayler Hospital, 5.125%, 12/1/98                          34,897
  110,000    Seneca Valley School District General Obligation Bonds,
               5.80%, 2/15/11                                           113,330
             Sharon Regional Health Systems Authority Revenue Bonds:
  100,000        5.50%, 12/1/97                                         101,024
  220,000        5.75%, 12/1/98                                         223,412
   75,000    State Public School Building Authority Revenue Bonds,
               Harrisburg Area Community College, 6.70%, 10/01/00,
               MBIA Insured                                              80,546
  125,000    Wilkes Barre Area School District General Obligation
               Bonds, 5.75%, 4/1/06, FGIC Insured                       132,103

Other - 2.4%
  105,000    Puerto Rico Commonwealth Highway and Transportation
               Revenue Bonds, 5.00%, 7/1/02                             106,106


             TOTAL INVESTMENTS (Cost $4,139,137) - 96.0%              4,308,575
             Other assets and liabilities, net - 4.0%                   177,541

             Net Assets  - 100%                                      $4,486,116

 Net Assets Consist of:

Paid-in capital applicable to 883,146 outstanding Class A shares of common stock, $0.01 par value with 250,000,000 Class A
    shares authorized                                                $4,380,692
 Undistributed net investment income                                     24,762
 Accumulated net realized gain (losses) on investments                  (88,776)
 Net unrealized appreciation (depreciation) on investments              169,438

    Net assets                                                       $4,486,116


Net Asset Value per Share                                                 $5.08


See notes to financial statements.





Virginia Portfolio
Statement of Net Assets
December 31, 1996



 Principal
 Amount                                                               Value


                  Virginia Municipal Obligations - 98.0%
 $565,000    Arlington County Community Housing Finance Revenue
               Bonds, 6.00%, 6/1/09                                    $583,063
  300,000    Arlington County General Obligation Bonds,
               5.50%, 8/1/06                                            314,175
  450,000    Chesapeake Bay Bridge and Tunnel Revenue Bonds, 5.50%,
               7/1/06, FGIC Insured                                     469,967
  300,000    Chesapeake County General Obligation Bonds,
               5.60%, 5/1/00                                            312,633
             Chesapeake County Industrial Development Authority
               Revenue Bonds, MBIA Insured:
  110,000       6.00%, 6/1/07                                           118,934
  175,000       6.00%, 6/1/08                                           189,441
  500,000    Fairfax County Industrial Development Authority
               Revenue Bonds, Inova Health Systems Project,
               5.50%, 8/15/08                                           514,250
  400,000    Hampton City General Obligation Bonds, 5.90%, 1/15/07      430,160
  500,000    Hanover County Industrial Development Authority Revenue
               Bonds, 5.30%, 8/15/07, MBIA Insured                      510,975
  500,000    Henrico County Industrial Development Authority
               Revenue Bonds, 5.45%, 1/1/14                             494,925
  200,000    Loudoun County General Obligation Bonds, Series A,
               5.40%, 10/1/06                                           207,752
             Loudoun County Certificates of Participation, FSA Insured:
  200,000       6.10%, 3/1/02                                           214,172
  190,000       6.30%, 3/1/04                                           206,735
             Metropolitan Washington Airport Authority Revenue Bonds,
               Series A, MBIA Insured:
  100,000        6.10%, 10/1/01                                         106,371
  300,000        5.60%, 10/1/06                                         312,087
  300,000    Norfolk General Obligation Bonds, Series A,
               5.40%, 2/1/02                                            312,798
  195,000    Norfolk Industrial Development Revenue Bonds,
               Sentara Hospital Project, 6.60%, 11/1/00                 209,157
  500,000    Northern Virginia Transportation District Revenue Bonds,
               Series A, 5.125%, 5/15/10                                490,675
  300,000    Peninsula Ports Health System Riverside Health Revenue Bonds,
               6.00%, 7/1/01                                            317,148
  200,000    Richmond General Obligation Bonds, Series A,
               4.80%, 1/15/01                                           202,632
  450,000    Riverside Regulatory Jail Authority Revenue Bonds,
               5.70%, 7/1/08, MBIA Insured:                             471,371
  435,000    Virginia College Building Authority  Revenue Bonds,
               Hampton University Project, 5.20%, 4/1/02                444,861
  500,000    Virginia College Building Authority  Revenue Bonds,
               Twenty First Century College Project, 5.00%, 8/1/09      489,925
  340,000    Virginia Beach General Obligation Bonds, 5.40%, 7/15/08    352,230

Principal
 Amount                                                                Value

             Virginia State Housing Authority Revenue Bonds:
 $115,000       6.875%, 1/1/17                                         $115,180
  200,000       Series A, 6.50%, 7/1/03                                 210,808
  270,000       Series A, 6.90%, 7/1/07                                 284,386
  400,000       Series C, 6.00%, 1/1/03                                 413,816
  120,000       Series C, 6.75%, 7/1/11                                 125,641
  500,000    Virginia State Multi-Family Housing Revenue Bonds,
               5.85%, 5/1/08                                            504,970
             Virginia State Public Building Authority Revenue Bonds:
  100,000       Series A, 5.80%, 8/1/02                                 105,920
  400,000       Series A, 6.00%, 8/1/03                                 425,928
  230,000       Series B, 5.625%, 8/1/02                                242,038
             Virginia State Public School Authority
               Revenue Bonds, Series A:
  200,000       6.00%, 8/1/01                                           212,632
  200,000       6.00%, 8/1/03                                           215,598
  265,000    Virginia State Transportation Board Revenue Bonds,
               Route 28 Project, 5.75%, 4/1/00                          276,273
  320,000    Washington County Industrial Development Revenue Bonds,
               5.625%, 7/1/02                                           330,291
  300,000    West Point Industrial Development Authority Revenue Bonds,
               Chesapeake Corporation, 6.375%, 5/1/03                   301,074
  300,000    Winchester Industrial Development Authority Revenue Bonds,
               Shenandoah University, 6.05%, 10/1/05,
               Asset Guaranty Insured                                   319,842

             TOTAL INVESTMENTS (Cost $11,951,513) - 98.0%            12,360,834
             Other assets and liabilities, net - 2.0%                   256,741

             Net Assets - 100%                                      $12,617,575


 Net Assets Consist of:


Paid-in capital applicable to 2,475,015 outstanding Class A shares of common stock, $0.01 par value with 250,000,000 Class A
     shares authorized                                              $12,405,245
 Undistributed net investment income                                     16,879
 Accumulated net realized gain (losses) on investments                (213,870)
 Net unrealized appreciation (depreciation) on investments              409,321

    Net assets                                                      $12,617,575


Net Asset Value per Share                                                 $5.10



Explanation of Guarantees:      Abbreviations:
GA - Guaranty Agreement          AMBAC - American Municipal Bond Assurance Corp.
IA - Investment Agreement        FGIC - Financial Guaranty Insurance Companhy
INSUR - Insurance                FSA - Financial Security Advisor
LOC - Letter of Credit           MBIA - Municipal Bond Insurance Association
                                 VRDN: Variable Rate Demand Notes


See notes to financial statements.




Statements of Operations
Year Ended December 31, 1996

                                      National       Arizona      California
 Net Investment Income                Portfolio      Portfolio     Portfolio

Investment Income
   Interest income                   $2,683,074      $136,567    $1,999,246


Expenses
   Investment advisory fee              275,574        16,538       217,159
   Transfer agency fees and expenses     32,227         2,759        24,472
   Distribution Plan expenses:
     Class A                                --            --            --
     Class C                             43,314         4,584        25,757
   Directors' fees and expenses           4,579           279         3,625
   Administrative fees                   45,929         2,756        36,193
   Custodian fees                        14,721         8,518        11,726
   Registration fees                     44,889           798         3,774
   Reports to shareholders               22,304         2,423        18,819
   Professional fees                     41,439         2,171        32,192
   Miscellaneous                         10,405         1,751         9,419
   Reimbursement from Advisor               --         (1,720)           --

       Total expenses                   535,381        40,857       383,136
       Fees paid indirectly            (14,721)        (8,518)      (11,726)

         Net expenses                   520,660        32,339       371,410


     Net Investment Income            2,162,414       104,228     1,627,836

Realized and Unrealized Gain
(Loss) on Investments

Net realized gain (loss) on securities  154,953         1,822        99,571



Change in unrealized appreciation or
   depreciation                       (492,296)       (24,832)     (367,520)


     Net Realized and Unrealized
     Gain (Loss) on Investments       (337,343)       (23,010)     (267,949)

     Increase (Decrease) in
     Net Assets Resulting
     from Operations                $1,825,071        $81,218    $1,359,887


See notes to financial statements.




Statements of Operations
Year Ended December 31, 1996

                                       Florida       Maryland      Michigan
 Net Investment Income                Portfolio      Portfolio     Portfolio

Investment Income
   Interest income                     $260,610      $665,947      $317,960

Expenses
   Investment advisory fee               30,771        72,423        36,078
   Transfer agency fees and expenses      2,162         9,807         4,739
   Distribution Plan expenses:
     Class A                               --             --           --
     Class C                              2,530        19,969         9,899
   Directors' fees and expenses             501         1,205           600
   Administrative fees                    5,128        12,071         6,013
   Custodian fees                         7,028         8,333         5,326
   Registration fees                         27         1,738         2,675
   Reports to shareholders                1,939         6,238         3,254
   Professional fees                        945        10,200         4,639
   Miscellaneous                          1,710         3,711         2,256
   Reimbursement from Advisor             (757)        (4,556)       (2,136)

       Total expenses                    51,984       141,139        73,343
       Fees paid indirectly             (7,028)        (8,333)       (5,326)

         Net expenses                    44,956       132,806        68,017

     Net Investment Income215,654       533,141       249,943


Realized and Unrealized Gain
(Loss) on Investments


Net realized gain (loss) on securities   10,036         2,279          (526)
Net realized gain (loss) on futures      (9,444)         --             --
                                            592         2,279          (526)
Change in unrealized appreciation or
   depreciation                        (12,347)      (106,935)      (14,620)

     Net Realized and Unrealized
     Gain (Loss) on Investments(11,755)(104,656)      (15,146)

     Increase (Decrease) in
     Net Assets Resulting
     from Operations                  $203,899       $428,485      $234,797

See notes to financial statements.



Statements of Operations
Year Ended December 31, 1996

                                       New York     Pennsylvania    Virginia
 Net Investment Income                Portfolio      Portfolio     Portfolio

 Net Investment Income

Investment Income
   Interest income                     $332,756      $242,865      $634,655

Expenses
   Investment advisory fee               38,381        27,180        72,322
   Transfer agency fees and expenses      7,183         3,841         8,953
   Distribution Plan expenses:
     Class A                                --            --            --
     Class C                             16,473        10,246        23,096
   Directors' fees and expenses             635           444         1,190
   Administrative fees                    6,397         4,530        12,054
   Custodian fees                         9,746         8,269         9,540
   Registration fees                      1,645           270           664
   Reports to shareholders                4,688         2,818         5,967
   Professional fees                      5,197         3,885         9,969
   Miscellaneous                          2,307         1,777         3,219
   Reimbursement from Advisor           (2,696)        (2,486)       (3,829)

       Total expenses                    89,956        60,774       143,145
       Fees paid indirectly             (9,746)        (8,269)       (9,540)

         Net expenses                    80,210        52,505       133,605


     Net Investment Income252,546       190,360       501,050

Realized and Unrealized Gain
(Loss) on Investments


Net realized gain (loss) on securities   (3,774)       (5,813)       68,788

Net realized gain (loss) on futures     (18,774)       (6,727)         --

                                        (22,548)       (12,540)      68,788
Change in unrealized appreciation or
   depreciation                           1,084        (22,000)    (123,053)


     Net Realized and Unrealized
     Gain (Loss) on Investments         (21,464)       (34,540)     (54,265)


     Increase (Decrease) in
     Net Assets Resulting
     from Operations                   $231,082      $155,820      $446,785


See notes to financial statements.




National Portfolio
Statements of Changes in Net Assets

                                                   Year Ended     Year Ended
                                                  December 31,   December 31,
Increase (Decrease) in Net Assets                     1996           1995

Operations
   Net investment income                            $2,162,414   $2,182,647
   Net realized gain (loss)                            154,953      180,892
   Change in unrealized appreciation or depreciation  (492,296)   3,344,214

       Increase (Decrease) in Net Assets
       Resulting from Operations                     1,825,071    5,707,753

Distributions to shareholders from
   Net investment income:
     Class A shares                                 (1,940,913)  (1,871,643)
     Class C shares                                   (203,415)    (258,008)

   Total distributions                              (2,144,328)  (2,129,651)

Capital share transactions
   Shares sold:
     Class A shares                                 13,543,646   10,495,422
     Class C shares                                  3,114,924    2,406,040
   Reinvestment of distributions:
     Class A shares                                  1,548,570    1,591,998
     Class C shares                                    199,801      249,454
   Shares redeemed:
     Class A shares                                 (9,392,644) (11,179,645)

     Class C shares                                 (9,607,268)  (2,843,762)

   Total capital share transactions                   (592,971)     719,507


Total Increase (Decrease) in Net Assets               (912,228)   4,297,609

 Net Assets


Beginning of year                                   46,524,165   42,226,556

End of year (including undistributed net investment
   income of $81,236 and $63,128, respectively)    $45,611,937  $46,524,165



 Capital Share Activity

Shares sold:
   Class A shares                                    1,286,733    1,025,259
   Class C shares                                      299,658      234,908
Reinvestment of distributions:
   Class A shares                                      147,867      155,373
   Class C shares                                       19,197       24,339
Shares redeemed:
   Class A shares                                     (895,904)  (1,086,473)
   Class C shares                                     (921,429)    (276,399)

Total capital share activity                           (63,878)      77,007

See notes to financial statements.




Arizona Portfolio
Statements of Changes in Net Assets
                                                   Year Ended     Year Ended
                                                  December 31,   December 31,
Increase (Decrease) in Net Assets                     1996           1995
   California Portfolio


Operations
   Net investment income                              $104,228     $121,426
   Net realized gain (loss)                              1,822       (3,129)
   Change in unrealized appreciation or depreciation   (24,832)     206,511

       Increase (Decrease) in Net Assets
       Resulting from Operations                        81,218      324,808

Distributions to shareholders from
   Net investment income:
     Class A shares                                    (85,015)     (93,528)
     Class C shares                                    (17,574)     (26,117)

   Total distributions                                (102,589)    (119,645)


Capital share transactions
   Shares sold:
     Class A shares                                    919,546      454,542
     Class C shares                                     64,050      439,306
   Reinvestment of distributions:
     Class A shares                                     72,460       80,888
     Class C shares                                     17,573       26,063
   Shares redeemed:
     Class A shares                                   (390,378)    (653,606)
     Class C shares                                   (816,670)    (221,408)

   Total capital share transactions                   (133,419)     125,785

Total Increase (Decrease) in Net Assets               (154,790)     330,948

 Net Assets


Beginning of year                                    2,789,592    2,458,644

End of year (including undistributed net investment
   income of $10,452 and $16,341, respectively)     $2,634,802   $2,789,592

 Capital Share Activity

Shares sold:
   Class A shares                                      183,666       92,028
   Class C shares                                       12,912       89,307
Reinvestment of distributions:
   Class A shares                                       14,476       16,405
   Class C shares                                        3,518        5,275

Shares redeemed:
   Class A shares                                      (77,803)    (130,936)
   Class C shares                                     (163,192)     (44,417)

Total capital share activity                            26,423       27,662


See notes to financial Statements.



California Portfolio
Statements of Changes in Net Assets

                                                   Year Ended     Year Ended
                                                  December 31,   December 31,
Increase (Decrease) in Net Assets                     1996           1995

Operations
   Net investment income                            $1,627,836   $1,749,189
   Net realized gain (loss)                             99,571     (451,127)
   Change in unrealized appreciation or depreciation  (367,520)   3,042,286


       Increase (Decrease) in Net Assets
       Resulting from Operations                     1,359,887    4,340,348


Distributions to shareholders from
   Net investment income:
     Class A shares                                 (1,517,194)  (1,583,527)
     Class C shares                                   (117,484)    (131,146)

   Total distributions                              (1,634,678)  (1,714,673)


Capital share transactions
   Shares sold:
     Class A shares                                  9,255,621    5,412,823
     Class C shares                                  1,279,993    2,331,477
   Reinvestment of distributions:
     Class A shares                                  1,074,634    1,256,420
     Class C shares                                    114,171      126,340
   Shares redeemed:
     Class A shares                                 (8,831,034)  (8,756,573)
     Class C shares                                 (5,441,016)  (1,592,232)

   Total capital share transactions                 (2,547,631)  (1,221,745)

Total Increase (Decrease) in Net Assets             (2,822,422)   1,403,930

 Net Assets


Beginning of year                                   38,515,852   37,111,922

End of year (including undistributed net investment
   income of $46,997 and $53,498, respectively)    $35,693,430  $38,515,852


 Capital Share Activity

Shares sold:
   Class A shares                                      889,558      542,117
   Class C shares                                      124,022      227,545
Reinvestment of distributions:
   Class A shares                                      103,600      124,485
   Class C shares                                       11,072       12,342

Shares redeemed:
   Class A shares                                     (850,135)    (866,544)
   Class C shares                                     (526,009)    (155,539)

Total capital share activity                          (247,892)    (115,594)

See notes to financial Statements.



Florida Portfolio
Statements of Changes in Net Assets

                                                   Year Ended     Year Ended
                                                  December 31,   December 31,
Increase (Decrease) in Net Assets                     1996           1995

Operations
   Net investment income                              $215,654     $191,803
   Net realized gain (loss)                                592        4,049
   Change in unrealized appreciation or depreciation   (12,347)     318,886

       Increase (Decrease) in Net Assets
       Resulting from Operations                       203,899      514,738

Distributions to shareholders from
   Net investment income:
     Class A shares                                   (205,633)    (162,144)
     Class C shares                                    (10,301)     (23,545)

   Total distributions                                (215,934)    (185,689)

Capital share transactions
   Shares sold:
     Class A shares                                  1,924,160      871,164
     Class C shares                                     53,368      849,670
   Reinvestment of distributions:
     Class A shares                                    146,384      125,837
     Class C shares                                      9,206       22,513
   Shares redeemed:
     Class A shares                                   (440,515)    (774,066)
     Class C shares                                   (457,422)  (1,436,954)

   Total capital share transactions                  1,235,181     (341,836)


Total Increase (Decrease) in Net Assets              1,223,146      (12,787)



 Net Assets

Beginning of year                                    4,293,242    4,306,029

End of year (including undistributed net investment
   income of $6,053 and $5,751, respectively)       $5,516,388   $4,293,242


 Capital Share Activity


Shares sold:
   Class A shares                                      387,621      176,473
   Class C shares                                       10,776      172,828
Reinvestment of distributions:
   Class A shares                                       29,358       25,511
   Class C shares                                        1,853        4,600
Shares redeemed:
   Class A shares                                      (87,903)    (158,099)

   Class C shares                                      (92,042)    (294,884)

Total capital share activity                           249,663      (73,571)

See notes to financial Statements.




Maryland Portfolio
Statements of Changes in Net Assets

                                                   Year Ended     Year Ended
                                                  December 31,   December 31,
Increase (Decrease) in Net Assets                     1996           1995

Operations
   Net investment income                              $533,141     $506,384
   Net realized gain (loss)                              2,279        9,818
   Change in unrealized appreciation or depreciation  (106,935)     800,898

       Increase (Decrease) in Net Assets
       Resulting from Operations                       428,485    1,317,100

Distributions to shareholders from
   Net investment income:
     Class A shares                                   (427,812)    (408,905)
     Class C shares                                    (91,849)     (89,534)

   Total distributions                                (519,661)    (498,439)

Capital share transactions
   Shares sold:
     Class A shares                                  4,655,361    1,967,910
     Class C shares                                  1,091,676    1,072,783
   Reinvestment of distributions:
     Class A shares                                    361,985      386,944
     Class C shares                                     79,464       84,349
   Shares redeemed:
     Class A shares                                 (2,357,802)  (1,023,822)
     Class C shares                                 (3,636,207)    (622,911)

   Total capital share transactions                    194,477    1,865,253

Total Increase (Decrease) in Net Assets                103,301    2,683,914

 Net Assets

Beginning of year                                   11,919,706    9,235,792

End of year (including undistributed net investment
   income of $26,265 and $9,927, respectively)     $12,023,007  $11,919,706


 Capital Share Activity

Shares sold:
   Class A shares                                      929,544      399,883
   Class C shares                                      217,973      220,140
Reinvestment of distributions:
   Class A shares                                       72,459       78,953
   Class C shares                                       16,019       17,209
Shares redeemed:
   Class A shares                                     (473,179)    (208,618)

   Class C shares                                     (731,705)    (127,350)

Total capital share activity                           (31,111)     380,217


See notes to financial Statements.




Michigan Portfolio
Statements of Changes in Net Assets

                                                   Year Ended     Year Ended
                                                  December 31,   December 31,
Increase (Decrease) in Net Assets                     1996           1995

Operations
   Net investment income                              $249,943     $285,321
   Net realized gain (loss)                               (526)      (2,602)
   Change in unrealized appreciation or depreciatio    (14,620)     480,650

       Increase (Decrease) in Net Assets
       Resulting from Operations                       234,797      763,369

Distributions to shareholders from
   Net investment income:
     Class A shares                                  (214,870)     (221,995)
     Class C shares                                   (42,186)      (52,701)

   Total distributions                               (257,056)     (274,696)

Capital share transactions
   Shares sold:
     Class A shares                                  1,768,456      382,890
     Class C shares                                    413,783      660,141
   Reinvestment of distributions:
     Class A shares                                    184,760      205,420
     Class C shares                                     38,664       50,195
   Shares redeemed:
     Class A shares                                   (703,139)  (1,671,061)
     Class C shares                                 (1,928,904)    (537,683)

   Total capital share transactions                   (226,380)    (910,098)

Total Increase (Decrease) in Net Assets               (248,639)    (421,425)

 Net Assets

Beginning of year                                    6,052,438    6,473,863

End of year (including undistributed net investment
   income of $3,383 and $10,972, respectively)      $5,803,799   $6,052,438


Capital Share Activity
Shares sold:
   Class A shares                                      350,281       76,786
   Class C shares                                       82,385      133,744
Reinvestment of distributions:
   Class A shares                                       36,549       40,515
   Class C shares                                        7,685       10,071
Shares redeemed:
   Class A shares                                     (139,386)    (336,033)
   Class C shares                                     (382,779)    (108,446)


Total capital share activity                           (45,265)    (183,363)

See notes to financial Statements.




New York Portfolio
Statements of Changes in Net Assets

                                                   Year Ended     Year Ended
                                                  December 31,   December 31,
Increase (Decrease) in Net Assets                     1996           1995

Operations
   Net investment income                              $252,546     $205,959
   Net realized gain (loss)                            (22,548)      58,326

   Change in unrealized appreciation or depreciation     1,084      321,005

       Increase (Decrease) in Net Assets
       Resulting from Operations                       231,082      585,290

Distributions to shareholders from
   Net investment income:
     Class A shares                                   (180,596)    (138,235)
     Class C shares                                    (69,116)     (64,975)
   Net realized gain on investments:
     Class A shares                                     (4,252)      (3,276)
     Class C shares                                        --        (2,184)

   Total distributions                                (253,964)    (208,670)

Capital share transactions
   Shares sold:
     Class A shares                                  3,815,003    1,203,462
     Class C shares                                  1,146,085    1,297,708
   Reinvestment of distributions:
     Class A shares                                    163,741      125,466
     Class C shares                                     67,745       66,301
   Shares redeemed:
     Class A shares                                 (1,337,801)    (651,008)
     Class C shares                                 (3,578,862)    (220,073)

   Total capital share transactions                    275,911    1,821,856

Total Increase (Decrease) in Net Assets                253,029    2,198,476

 Net Assets

Beginning of year                                    5,964,926    3,766,450

End of year (including undistributed net investment
   income of $6,583 and $4,267, respectively)       $6,217,955   $5,964,926


Capital Share Activity
Shares sold:
   Class A shares                                      755,503      242,440
   Class C shares                                      228,187      261,376
Reinvestment of distributions:
   Class A shares                                       32,402       25,237
   Class C shares                                       13,474       13,326
Shares redeemed:
   Class A shares                                     (264,199)    (131,215)
   Class C shares                                     (709,949)     (43,869)

Total capital share activity                            55,418       367,295

See notes to financial Statements.




Pennsylvania Portfolio
Statements of Changes in Net Assets

                                                   Year Ended     Year Ended
                                                  December 31,   December 31,
Increase (Decrease) in Net Assets                     1996           1995

Operations
   Net investment income                              $190,360     $173,336
   Net realized gain (loss)                            (12,540)         797
   Change in unrealized appreciation or depreciation   (22,000)     255,153

       Increase (Decrease) in Net Assets
       Resulting from Operations                       155,820      429,286

Distributions to shareholders from
   Net investment income:
     Class A shares                                   (138,021)    (104,356)
     Class C shares                                    (42,430)     (54,268)

   Total distributions                                (180,451)    (158,624)

Capital share transactions
   Shares sold:
     Class A shares                                  2,352,099      596,745
     Class C shares                                    259,159      651,919
   Reinvestment of distributions:
     Class A shares                                     97,735       89,501
     Class C shares                                     40,440       52,898
   Shares redeemed:
     Class A shares                                   (480,482)    (200,531)
     Class C shares                                 (2,028,428)    (230,968)

   Total capital share transactions                    240,523      959,564


Total Increase (Decrease) in Net Assets                215,892    1,230,226

 Net Assets


Beginning of year                                    4,270,224    3,039,998

End of year (including undistributed net investment
   income of $24,762 and $14,800, respectively)     $4,486,116   $4,270,224


 Capital Share Activity

Shares sold:
   Class A shares                                      464,737      119,450
   Class C shares                                       51,179      130,801
Reinvestment of distributions:
   Class A shares                                       19,408       17,796
   Class C shares                                        8,037       10,698

Shares redeemed:
   Class A shares                                      (95,924)     (39,855)
   Class C shares                                     (401,715)     (46,716)

Total capital share activity                            45,722       192,174

See notes to financial Statements.





Virginia Portfolio
Statements of Changes in Net Assets

                                                   Year Ended     Year Ended
                                                  December 31,   December 31,
Increase (Decrease) in Net Assets                     1996           1995

Operations
   Net investment income                              $501,050     $461,149
   Net realized gain (loss)                             68,788      (10,942)
   Change in unrealized appreciation or depreciation  (123,053)     750,318

       Increase (Decrease) in Net Assets
       Resulting from Operations                       446,785    1,200,525

Distributions to shareholders from
   Net investment income:
     Class A shares                                   (397,746)    (336,168)
     Class C shares                                   (100,982)    (115,066)

   Total distributions                                (498,728)    (451,234)

Capital share transactions
   Shares sold:
     Class A shares                                  5,790,886    2,338,809
     Class C shares                                    817,861      745,321
   Reinvestment of distributions:
     Class A shares                                    348,686      308,556
     Class C shares                                    100,737      114,344
   Shares redeemed:
     Class A shares                                  (805,200)   (1,740,892)
     Class C shares                                (4,085,103)     (646,090)

   Total capital share transactions                  2,167,867    1,120,048

Total Increase (Decrease) in Net Assets              2,115,924    1,869,339


 Net Assets

Beginning of year                                   10,501,651    8,632,312

End of year (including undistributed net investment
   income of $16,879 and $14,557, respectively)    $12,617,575  $10,501,651


 Capital Share Activity

Shares sold:
   Class A shares                                    1,142,057      467,546
   Class C shares                                      161,108      148,103
Reinvestment of distributions:
   Class A shares                                       68,920       61,650
   Class C shares                                       19,934       22,834

Shares redeemed:
   Class A shares                                    (158,926)     (345,109)
   Class C shares                                    (806,106)     (129,264)

Total capital share activity                           426,987       225,760


See notes to financial statements.



Notes To Financial Statements

Note A-Significant Accounting Policies
     General: The Calvert Municipal Fund is comprised of eight Municipal Intermediate Portfolios: National, Arizona, California, Maryland, Michigan, New York, Pennsylvania, and Virginia. The First Variable Rate Fund for Government Income has one Municipal Intermediate Portfolio, Florida. Each of the Portfolios, collectively the "Fund", are registered under the Investment Company Act of 1940 as open-end management investment companies. The operations of each Portfolio are accounted for separately. Shares of each Portfolio are sold with a maximum front-end sales charge of 2.75%. On October 29, 1996, all outstanding Class C shares in the Fund were converted into an equivalent value of Class A shares. This transaction was a non-taxable exchange and no sales charge was applied to the Class A shares issued.

     Security Valuation: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities listed or traded on a national securities exchange are valued at the last reported sale price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

     Options: The Fund may write or purchase options. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. The National and California Portfolios were granted options authority by shareholders in May and June 1996, respectively.

     Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates. The National and California Portfolios were granted futures authority by shareholders in May and June 1996, respectively.

     Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

     Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations. The Fund designates $4,254 as capital gain dividends for taxable year ended December 31, 1996 for New York Portfolio. Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

     Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.


NOTE B-Related Party Transactions
     Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets of each Portfolio: .60% on the first $500 million, .50% on the next $500 million and .40% on the excess of $1 billion.

     The Advisor reimburses the Portfolios for their respective operating expenses (excluding brokerage fees, taxes, interest, Distribution Plan expenses and extraordinary items) exceeding the following annual rates of average daily net assets: 2.5% on the first $30 million, 2.0% on the next $70 million and 1.5% on the excess of $100 million.

     The Advisor also voluntarily reimbursed the Portfolios for advisory fees or other operating expenses as reflected in the table on the following page.

     Expenses paid or waived by the Advisor may be repaid by the Portfolios through December 31, 1997. Recapture is permitted only to the extent it does not result in a Portfolio's aggregate expenses exceeding 2% of its annual average net assets. Expenses subject to recovery are reflected in the table on the following page.

     Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .10% of the average daily net assets of each Portfolio.

     Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by each class of shares, allow the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .15% and .80% annually of average daily net assets of Class A and Class C, respectively. (See Note A regarding the elimination of Class C shares.) The Distributor currently does not charge any Distribution Plan expenses to Class A.

     The Distributor receives a portion of commissions charged on sales of each Portfolio's Class A shares as shown in the table below.

     Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Fund.

Certain transactions with affiliates were:

                                                        Expenses
                                        Voluntary      Subject to   Distributor
                                    Reimbursements      Recovery    Commissions


National                                  --             $109       $13,952
Arizona                                  $1,720        18,628         1,262
California                                --             --          14,066
Florida                                     757        20,133           849
Maryland                                  4,556        53,715         4,214
Michigan                                  2,136        28,277           670
New York                                  2,696        28,649         1,977
Pennsylvania                              2,486        23,028         1,228
Virginia                                  3,829        43,311         9,039



     Each Director who is not affiliated with the Advisor received an annual fee of $20,250 plus up to $1,200 for each Board and Committee meeting attended. Director's fees are allocated to each of the funds served. Effective August 1, 1996, annual fees and meeting fees were increased to $20,500 and $1,500, respectively.


NOTE C-Investment Activity
     During the year, purchases and sales of investments, other than short-term securities, were:

               National       Arizona     California    Florida       Maryland
Purchases:     $10,265,457    $476,044    $8,470,895   $2,262,827    $1,354,897

Sales:           9,740,109     571,507    10,707,881      843,298       765,180


                    Michigan       New York       Pennsylvania   Virginia
Purchases:          $935,865       $2,261,508     $999,560       $2,906,540

Sales:             1,118,754      986,155    376,875     480,757


     The cost of investments owned at December 31, 1996 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The table below presents the components of net unrealized appreciation (depreciation) as of December 31, 1996, and the net realized capital loss carryforwards as of December 31, 1996 with expiration dates.


               Unrealized     Unrealized     Capital Loss        Expiration
               Appreciation   Depreciation   Carry Forward       Dates


National       $2,100,389    $43,733         $943,824                 2002
Arizona            76,825        --            24,887                 2003
California      1,293,965     41,348        1,083,633                 2003
Florida           151,383       --            153,856                 2002
Maryland          444,438     11,872          383,043                 2002
Michigan          238,103        847          253,194                 2003
New York          152,647      4,616           21,937                 2004
Pennsylvania      169,746        308           82,816                 2004
Virginia          421,943     12,622          213,873                 2003



     Capital losses may be utilized to offset current and future capital gains until expiration.

     As a cash management practice, Portfolios may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.


Financial Highlights -- National Portfolio


                                         Class A Shares -- Years Ended

                                                  December 31,
                                   1996         1995       1994       1993


Net asset value, beginning        $10.62        $9.81     $10.42     $10.01

Income from investment operations
   Net investment income             .50        .51          .50        .48
   Net realized and unrealized
     gain (loss)                   (.06)        .80        (.62)        .45

     Total from investment
       operations                    .44       1.31        (.12)        .93
Distributions from
   Net investment income           (.50)      (.50)        (.49)      (.48)
   Net realized gains                --         --           --       (.04)

     Total distributions           (.50)      (.50)        (.49)      (.52)
Total increase (decrease) in
     net asset value               (.06)        .81        (.61)        .41
Net asset value, ending           $10.56     $10.62        $9.81     $10.42


Total return*                      4.32%     13.64%      (1.18%)      9.47%
Ratios to average net assets:
   Net investment income           4.83%      4.97%        4.88%      5.01%
   Total expenses +                1.04%       .96%           --        --
   Net expenses                    1.01%       .94%         .69%       .10%
   Expenses reimbursed                --         --         .32%       .45%
Portfolio turnover                   23%        57%         122%       162%
Net assets, ending
     (in thousands)              $45,612    $40,146      $36,159    $37,467
Number of shares outstanding,
   ending (in thousands)           4,319      3,780        3,686      3,596




                                             Class C Shares -- Periods Ended

                             Class A Shares
                              Period Ended
                              December 31,
                                 1992^            1996       1995      1994^^

Net asset value, beginning        $10.00     $10.58        $9.79     $10.28

Income from investment operations
   Net investment income             .13        .33          .41        .34
   Net realized and unrealized
     gain (loss)                     .01      (.13)          .79      (.48)
     Total from investment
       operations                    .14        .20         1.20      (.14)
Distributions from
   Net investment income           (.13)      (.33)        (.41)      (.35)
Total increase (decrease) in
       net asset value               .01      (.13)          .79      (.49)
Net asset value, ending           $10.01     $10.45       $10.58      $9.79


Total return*                      5.40%      1.90%       12.50%    (1.12%)
Ratios to average net assets:
   Net investment income        5.36%(a)   3.77%(a)        4.00%   4.01%(a)
   Total expenses +                   --   2.10%(a)        1.94%         --
   Net expenses                       --   2.07%(a)        1.92%   1.71%(a)
   Expenses reimbursed          4.34%(a)         --           --    .58%(a)
Portfolio turnover                   12%        17%          57%       122%
Net assets, ending
     (in thousands)               $1,542     $5,810       $6,378     $6,067
Number of shares outstanding,
   ending (in thousands)             154        556          603        620






Financial Highlights -- Arizona Portfolio

                                                       Years Ended

                                                       December 31,
Class A Shares                             1996          1995         1994

Net asset value, beginning                 $5.07         $4.71        $5.00

Income from investment operations
   Net investment income                     .19           .22          .19
   Net realized and unrealized gain (loss)
     on investments            .           (.03)           .36        (.29)

     Total from investment operations        .16          .58         (.10)
Distributions from
   Net investment income                   (.20)         (.22)        (.19)
Total increase (decrease) in
     net asset value                       (.04)           .36        (.29)
Net asset value, ending                    $5.03         $5.07        $4.71


Total return*                              3.17%        12.44%      (1.84%)
Ratios to average net assets:
   Net investment income                   3.96%         4.43%        4.13%
   Total expenses +                        1.31%          .53%           --
   Net expenses                            1.00%          .41%         .38%
   Expenses reimbursed                      .06%          .54%         .97%
Portfolio turnover                           18%           10%          22%
Net assets, ending (in thousands)         $2,635        $2,045       $2,004
Number of shares outstanding,
   ending (in thousands)                     524           403          426


                                                      Periods Ended

                                         October 29,         December 31,
Class C Shares                             1996          1995         1994^^

Net asset value, beginning                  $5.07       $4.70         $4.96

Income from investment operations
   Net investment income                      .13         .17           .13
   Net realized and unrealized gain (loss)
     on investments                         (.07)         .38         (.25)

     Total from investment operations         .06         .55         (.12)
Distributions from
   Net investment income                    (.13)       (.18)         (.14)
Total increase (decrease) in net
     asset value                            (.07)         .37         (.26)
Net asset value, ending                     $5.00       $5.07         $4.70


Total return*                               1.17%      11.77%       (2.07%)
Ratios to average net assets:
   Net investment income                 3.09%(a)       3.57%      3.26%(a)
   Total expenses +                      2.16%(a)       1.38%            --
   Net expenses                          1.84%(a)       1.25%      1.43%(a)
   Expenses reimbursed                    .08%(a)        .73%      1.24%(a)
Portfolio turnover                            18%         10%           22%
Net assets, ending (in thousands)            $707        $744          $454
Number of shares outstanding,
   ending (in thousands)                      142         147            97




Financial Highlights -- California Portfolio


                                         Class A Shares -- Years Ended

                                                  December 31,
                                   1996         1995       1994       1993

Net asset value, beginning        $10.51      $9.81       $10.56     $10.24

Income from investment operations
   Net investment income             .48        .47          .48        .53
   Net realized and unrealized
     gain (loss) on investments    (.07)        .69        (.76)        .36

     Total from investment
          operations                 .41       1.16        (.28)        .89
Distributions from
   Net investment income           (.48)      (.46)        (.47)      (.53)
   Net realized gains                 --        --           --       (.04)

     Total distributions           (.48)      (.46)        (.47)      (.57)
Total increase (decrease) in
     net asset value               (.07)        .70        (.75)        .32
Net asset value, ending           $10.44     $10.51        $9.81     $10.56


Total return*                      4.04%     12.07%      (2.57%)      8.88%
Ratios to average net assets:
   Net investment income           4.59%      4.59%        4.67%      5.12%
   Total expenses +                 .97%       .91%           --         --
   Net expenses                     .94%       .89%         .76%       .21%
   Expenses reimbursed                --         --         .13%       .12%
Portfolio turnover                   25%        47%          68%        21%
Net assets, ending
     (in thousands)              $35,693    $34,424      $34,111    $35,726
Number of shares outstanding,
   ending (in thousands)           3,419      3,276        3,476      3,383


                                          Class C Shares -- Periods Ended

                             Class A Shares
                              Period Ended
                              December 31,
                                 1992#            1996       1995      1994^^

Net asset value, beginning        $10.00     $10.47        $9.79     $10.40

Income from investment operations
   Net investment income             .29        .31          .38        .31
   Net realized and unrealized
     gain (loss) on investments      .24      (.10)          .68      (.59)

   Total from investment operations  .53        .21         1.06      (.28)

Distributions from
   Net investment income           (.29)      (.32)        (.38)      (.33)

Total increase (decrease) in net
     asset value                     .24      (.11)          .68      (.61)

Net asset value, ending           $10.24     $10.36       $10.47      $9.79

Total return*                     10.00%      2.02%       10.99%    (2.42%)

Ratios to average net assets:
   Net investment income        5.24%(a)   3.60%(a)        3.67%   3.60%(a)
   Total expenses +                   --   1.92%(a)        1.82%         --

   Net expenses                       --   1.89%(a)        1.80%   1.86%(a)
   Expenses reimbursed           .38%(a)         --          --     .38%(a)
Portfolio turnover                    3%        20%          47%        68%
Net assets, ending
     (in thousands)              $16,046     $3,415       $4,092     $3,000
Number of shares outstanding,
   ending (in thousands)           1,567        330          391        307





Financial Highlights -- Florida Portfolio

                                                       Years Ended

                                                       December 31,
Class A Shares                             1996          1995         1994

Net asset value, beginning                 $5.06        $4.67         $5.00

Income from investment operations
   Net investment income                     .21          .24           .21
   Net realized and unrealized gain (loss)
     on investments                        (.04)          .38         (.33)

     Total from investment operations        .17          .62         (.12)

Distributions from
   Net investment income                   (.21)        (.23)         (.21)

Total increase (decrease) in net
     asset value                           (.04)          .39         (.33)

Net asset value, ending                    $5.02        $5.06         $4.67


Total return*                              3.53%       13.48%       (2.44%)

Ratios to average net assets:
   Net investment income                   4.28%        4.73%         4.64%
   Total expenses +                         .94%         .43%            --

   Net expenses                             .81%         .35%          .21%
   Expenses reimbursed                      .01%         .43%          .80%
Portfolio turnover                           19%          44%           93%
Net assets, ending (in thousands)         $5,516       $3,892        $3,387
Number of shares outstanding,
   ending (in thousands)                   1,098          769           725


                                                      Periods Ended

                                         October 29,         December 31,
Class C Shares                              1996         1995         1994^^

Net asset value, beginning                  $5.05        $4.67        $4.93

Income from investment operations
   Net investment income                      .13          .19          .15
   Net realized and unrealized gain (loss)
     on investments                         (.08)          .37        (.26)

     Total from investment operations         .05          .56        (.11)

Distributions from
   Net investment income                    (.13)        (.18)        (.15)

Total increase (decrease) in net
     asset value                            (.08)          .38        (.26)

Net asset value, ending                     $4.97        $5.05        $4.67


Total return*                               1.10%       12.28%      (1.84%)

Ratios to average net assets:
   Net investment income                 3.12%(a)        3.82%     3.58%(a)
   Total expenses +                      2.07%(a)        1.33%           --

   Net expenses                          1.93%(a)        1.25%     1.32%(a)
   Expenses reimbursed                    .06%(a)         .65%     1.02%(a)
Portfolio turnover                            17%          44%          93%
Net assets, ending (in thousands)           $353          $401         $919
Number of shares outstanding,
   ending (in thousands)                       71           79          197





Financial Highlights -- Maryland Portfolio


                                                  Periods Ended

                                                  December 31,
Class A Shares                     1996         1995       1994       1993##

Net asset value, beginning         $5.06       $4.67       $5.05      $5.00

Income from investment operations
   Net investment income             .23         .24         .24        .04
   Net realized and unrealized
     gain (loss) on investments    (.04)         .39       (.39)        .05

   Total from investment operations  .19         .63       (.15)        .09

Distributions from
   Net investment income           (.22)       (.24)       (.23)      (.04)

Total increase (decrease) in
     net asset value               (.03)         .39       (.38)        .05

Net asset value, ending            $5.03       $5.06       $4.67      $5.05


Total return*                      3.96%      13.66%     (2.94%)      7.46%

Ratios to average net assets:
   Net investment income           4.59%       4.87%       5.01%   4.42%(a)
   Total expenses +                1.00%        .51%          --         --

   Net expenses                     .94%        .48%        .17%         --
   Expenses reimbursed              .04%        .43%        .86%    .80%(a)
Portfolio turnover                    8%         11%         77%        14%
Net assets, ending
     (in thousands)              $12,023      $9,411      $7,429     $5,401
Number of shares outstanding,
   ending (in thousands)           2,338       1,860       1,589      1,070


                                                      Periods Ended

                                         October 29,         December 31,
Class C Shares                             1996          1995         1994^^

Net asset value, beginning                 $5.04         $4.66        $4.97

Income from investment operations
   Net investment income                     .16           .20          .16
   Net realized and unrealized gain (loss)
     on investments                        (.08)           .38        (.30)

     Total from investment operations        .08           .58        (.14)

Distributions from
   Net investment income                   (.15)         (.20)        (.17)

Total increase (decrease) in net
     asset value                           (.07)          .38         (.31)

Net asset value, ending                    $4.97         $5.04        $4.66


Total return*                              1.67%        12.55%      (2.60%)

Ratios to average net assets:
   Net investment income                3.77%(a)         4.01%     4.29%(a)
   Total expenses +                     1.80%(a)         1.36%           --

   Net expenses                         1.73%(a)         1.33%     1.17%(a)
   Expenses reimbursed                   .05%(a)          .53%      .93%(a)
Portfolio turnover                            7%           11%          77%
Net assets, ending (in thousands)         $3,291        $2,509       $1,806
Number of shares outstanding,
   ending (in thousands)                     662           498          388





Financial Highlights -- Michigan Portfolio


                                                  Periods Ended

                                                  December 31,
Class A Shares                     1996         1995       1994       1993##

Net asset value, beginning          $5.12      $4.74       $5.09      $5.00

Income from investment operations
   Net investment income              .22        .24         .23        .04
   Net realized and unrealized
     gain (loss) on investments      (.01)       .37       (.35)        .09

     Total from investment operations .21        .61       (.12)        .13

Distributions from
   Net investment income            (.23)      (.23)       (.23)      (.04)

Total increase (decrease) in
     net asset value                (.02)        .38       (.35)        .09

Net asset value, ending             $5.10      $5.12       $4.74      $5.09


Total return*                       4.19%     13.08%     (2.42%)     10.28%

Ratios to average net assets:
   Net investment income            4.37%      4.76%       4.76%   4.27%(a)
   Total expenses +                 1.02%       .52%         --         --

   Net expenses                      .93%       .48%        .18%         --
   Expenses reimbursed               .02%       .39%        .84%    .89%(a)
Portfolio turnover                    18%        22%         65%         --
Net assets, ending (in thousands)  $5,804     $4,556      $5,255     $4,287
Number of shares outstanding,
   ending (in thousands)            1,137        890       1,109        842



                                                      Periods Ended

                                         October 29,         December 31,
Class C Shares                             1996          1995         1994^^

Net asset value, beginning                 $5.11         $4.74        $5.02

Income from investment operations
   Net investment income                     .14           .20          .16
   Net realized and unrealized gain (loss)
     on investments                        (.06)           .36        (.28)

     Total from investment operations        .08           .56        (.12)

Distributions from
   Net investment income                   (.15)         (.19)        (.16)

Total increase (decrease) in net
     asset value                           (.07)          .37         (.28)

Net asset value, ending                    $5.04         $5.11        $4.74


Total return*                              1.52%        11.96%      (2.12%)

Ratios to average net assets:
   Net investment income                3.34%(a)         3.91%     3.95%(a)
   Total expenses +                     2.00%(a)         1.37%           --

   Net expenses                         1.91%(a)         1.33%     1.16%(a)
   Expenses reimbursed                   .08%(a)          .52%      .87%(a)
Portfolio turnover                           18%           22%          65%
Net assets, ending (in thousands)         $1,189        $1,497       $1,219
Number of shares outstanding,
   ending (in thousands)                     236           293          257






Financial Highlights -- New York Portfolio

                                                  Periods Ended

                                                  December 31,
Class A Shares                     1996         1995       1994       1993##

Net asset value, beginning         $5.12       $4.71       $5.05      $5.00

Income from investment operations
   Net investment income             .21         .22         .23        .04
   Net realized and unrealized
     gain (loss) on investments    (.02)         .41       (.34)        .05

   Total from investment operations  .19         .63       (.11)        .09

Distributions from
   Net investment income           (.22)       (.22)       (.23)      (.04)
   Net realized gains                 --          --          --         --

     Total distributions           (.22)       (.22)       (.23)      (.04)

Total increase (decrease) in
     net asset value               (.03)         .41       (.34)        .05

Net asset value, ending            $5.09       $5.12       $4.71      $5.05


Total return*                      3.79%      13.72%     (2.26%)      7.22%

Ratios to average net assets:
   Net investment income           4.20%       4.47%       4.77%   3.81%(a)
   Total expenses +                1.13%        .58%          --         --
   Net expenses                     .98%        .50%        .18%         --
   Expenses reimbursed              .03%        .49%       1.13%   2.00%(a)
Portfolio turnover                   19%         13%         56%         --
Net assets, ending (in thousands) $6,218      $3,573      $2,648     $2,236
Number of shares outstanding,
   ending (in thousands)           1,222         698         562        433


                                                      Periods Ended

                                         October 29,         December 31,
Class C Shares                             1996          1995         1994^^

Net asset value, beginning                 $5.11         $4.71        $4.98

Income from investment operations
   Net investment income                     .14           .19          .16
   Net realized and unrealized gain (loss)
     on investments                        (.06)           .40        (.27)

     Total from investment operations        .08           .59        (.11)

Distributions from
   Net investment income                   (.14)         (.19)        (.16)
   Net realized gain                          --            --           --
     Total distributions                   (.14)         (.19)        (.16)
Total increase (decrease) in net
     asset value                           (.06)          .40         (.27)

Net asset value, ending                    $5.05         $5.11        $4.71


Total return*                              1.64%        12.63%      (1.97%)

Ratios to average net assets:
   Net investment income                3.41%(a)         3.65%     3.93%(a)
   Total expenses +                     1.98%(a)         1.40%           --
   Net expenses                         1.83%(a)         1.33%     1.22%(a)
   Expenses reimbursed                   .06%(a)          .59%      .92%(a)
Portfolio turnover                           10%           13%          56%
Net assets, ending (in thousands)         $2,365        $2,392       $1,119
Number of shares outstanding,
   ending (in thousands)                     468           468          237





Financial Highlights -- Pennsylvania Portfolio

                                                       Years Ended

                                                       December 31,
Class A Shares                             1996          1995         1994

Net asset value, beginning                 $5.10          $4.71       $5.00

Income from investment operations
   Net investment income                     .21            .25         .22
   Net realized and unrealized gain (loss)
     on investments                        (.02)            .37       (.29)

     Total from investment operations        .19            .62       (.07)

Distributions from
   Net investment income                   (.21)          (.23)       (.22)

Total increase (decrease) in
     net asset value                       (.02)            .39       (.29)

Net asset value, ending                    $5.08          $5.10       $4.71


Total return*                              3.92%         13.51%     (1.29%)

Ratios to average net assets:
   Net investment income                   4.45%          5.10%       4.94%
   Total expenses +                        1.11%           .49%          --

   Net expenses                             .93%           .41%        .26%

   Expenses reimbursed                      .05%           .54%        .94%

Portfolio turnover                            9%            17%         96%
Net assets, ending (in thousands)         $4,486         $2,522      $1,872
Number of shares outstanding,
   ending (in thousands)                     883            495         398


                                                      Periods Ended

                                         October 29,         December 31,
Class C Shares                             1996          1995         1994^^

Net asset value, beginning                 $5.11         $4.72        $4.91

Income from investment operations
   Net investment income                     .15           .21          .16
   Net realized and unrealized gain (loss)
     on investments                        (.07)           .37        (.19)

     Total from investment operations        .08           .58        (.03)

Distributions from
   Net investment income                   (.14)         (.19)        (.16)

Total increase (decrease) in
     net asset value                       (.06)           .39        (.19)

Net asset value, ending                    $5.05         $5.11        $4.72

Total return*                              1.63%        12.55%       (.30%)

Ratios to average net assets:
   Net investment income                3.58%(a)         4.29%     4.20%(a)
   Total expenses +                     1.92%(a)         1.32%           --

   Net expenses                         1.74%(a)         1.24%     1.22%(a)
   Expenses reimbursed                   .08%(a)          .62%     1.15%(a)
Portfolio turnover                            9%           17%          96%
Net assets, ending (in thousands)         $1,555        $1,748       $1,168
Number of shares outstanding,
   ending (in thousands)                     308           342          248






Financial Highlights -- Virginia Portfolio

                                                  Periods Ended

                                                  December 31,
Class A Shares                     1996         1995       1994       1993##

Net asset value, beginning         $5.13      $4.74        $5.06      $5.00

Income from investment operations
   Net investment income             .22        .24          .23        .05
   Net realized and unrealized gain
     (loss) on investments         (.03)        .39        (.32)        .06
   Total from investment operations  .19        .63        (.09)        .11

Distributions from
   Net investment income           (.22)      (.24)        (.23)      (.05)

Total increase (decrease) in
     net asset value               (.03)        .39        (.32)        .06

Net asset value, ending            $5.10      $5.13        $4.74      $5.06


Total return*                      3.82%     13.54%      (2.04%)      8.65%

Ratios to average net assets:
   Net investment income           4.35%      4.86%        4.87%   4.81%(a)
   Total expenses +                1.00%       .54%          --         --

   Net expenses                     .92%       .51%         .19%        --

   Expenses reimbursed              .03%       .38%         .86%   1.54%(a)

Portfolio turnover                    4%        11%          65%        28%
Net assets, ending
     (in thousands)              $12,618     $7,295       $5,866     $2,720
Number of shares outstanding,
   ending (in thousands)           2,475      1,423        1,239        537


                                                      Periods Ended

                                         October 29,         December 31,
Class C Shares                             1996          1995         1994^^

Net asset value, beginning                  $5.13        $4.74        $4.99

Income from investment operations
   Net investment income                      .15          .20          .16
   Net realized and unrealized gain (loss)
     on investments                         (.06)          .39        (.25)

     Total from investment operations         .09          .59        (.09)

Distributions from
   Net investment income                    (.15)        (.20)        (.16)

Total increase (decrease) in
     net asset value                        (.06)          .39        (.25)

Net asset value, ending                     $5.07        $5.13        $4.74


Total return*                               1.75%       12.62%      (1.54%)

Ratios to average net assets:
   Net investment income                 3.54%(a)        4.07%     4.19%(a)
   Total expenses +                      1.79%(a)        1.35%           --

   Net expenses                          1.71%(a)        1.31%      .94%(a)
   Expenses reimbursed                    .04%(a)         .43%      .99%(a)
Portfolio turnover                             4%          11%          65%
Net assets, ending (in thousands)          $3,505       $3,207       $2,766
Number of shares outstanding,
   ending (in thousands)                      692          625          583
